UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05364

American High-Income Trust

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2019

Brian C. Janssen

American High-Income Trust

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American High-Income Trust® Semi-annual report for the six months ended March 31, 2019

Pursue sustainable
income over time

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the American Funds website (americanfunds.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at americanfunds.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

American High-Income Trust seeks to provide you with a high level of current income. Its secondary investment objective is capital appreciation.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For more than 85 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2019:

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	1.67%	2.69%	9.27%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.68% for Class A shares as of the prospectus dated December 1, 2018 (as supplemented to date).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

For the six-month period ended March 31, 2019, American High-Income Trust reported a total return of 1.99%. By comparison, the fund’s benchmark, the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index, an unmanaged index with no expenses, returned 2.39%. The Lipper High Yield Funds Average, a benchmark of similar funds, posted a total return of 1.73%.

For the period, the fund distributed a total monthly dividend of 31 cents a share. Shareholders who reinvested dividends received an income return of 3.10%. Those who elected to take their dividends in cash received an income return of 3.06%.

High-yield market overview

Risk markets made a dramatic round trip over the reporting period. The S&P 500 Index declined 13.5% in the fourth quarter of 2018, only to rise 13.7% in the first quarter of 2019. The high-yield benchmark index yield rose only slightly over the six months, from 6.2% at the beginning of October to 6.4% at the end of March, but reached nearly 8% at year-end. Risk premiums on high-yield bonds rose sharply and then fell just as precipitously, following the volatility and direction of equity markets.

When the U.S. Federal Reserve (Fed) indicated early in the fourth quarter that it would continue to actively increase short-term interest rates, risk assets declined in value. A turnaround began, however, early in 2019 when the Fed reversed course, indicating that it would slow the pace of rate increases. This policy change led to a decline in longer-dated Treasury yields, with the yield on the five-year Treasury declining from 2.94% at the start of the fourth quarter to 2.23% by the end of the first quarter.

Results at a glance

For periods ended March 31, 2019, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 2/19/88)

American High-Income Trust (Class A shares)	1.99%	5.67%	3.49%	9.68%	7.74%
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index*	2.39	5.93	4.69	11.21	—
Lipper High Yield Funds Average†	1.73	4.39	3.43	9.57	6.98

*	Source: Bloomberg Index Services Ltd. This market index did not exist prior to December 31, 1992. It is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
†	Source: Thomson Reuters Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category.

American High-Income Trust	1

As a result, spreads on high-yield bonds – the difference between the yield on high-yield bonds and the yield on Treasury bonds of comparable maturity – increased from 3.16% on October 3, 2018 to 3.99% on March 29, 2019 – approximately 1.5% below long-term averages. We believe this level is consistent with a reasonably strong economic outlook and correspondingly low anticipated default rates.

Inside the portfolio

The fund continues to maintain a lower duration and lower credit quality bias relative to the index, with an overall risk profile similar to that of the index. The fund’s security selection was the primary driver of results that outpaced those of the index. Select investments in four sectors – health care, materials, retailing and technology – provided most of the excess returns.

Detracting from relative results was a slight overweight allocation in one of the largest high-yield industry sectors, energy. The fund maintains a highly diversified energy portfolio in order to dampen the inherent volatility associated with commodity price fluctuations. Notwithstanding that diversification, the fund’s energy portfolio underperformed the index as commodity prices weakened in the fourth quarter.

Looking ahead

Favorable economic conditions and robust global demand for yield continue to benefit high-yield securities. However, we are mindful that current yields and risk premiums are below their long-term averages. The fund’s short duration positioning should help to protect against rising yields, and issuer selection can help us avoid issuers that may be more exposed to eventual economic weakness.

The more favorable conditions promoted by a pause in rate increases by the Fed may reduce the likelihood of a near-term recession. Current conditions are characterized by low inflation, solid economic growth, and low default rates, which have contributed to high-yield bond yields lower than historical averages. We need to look forward and position the fund to withstand a deterioration in conditions that would lead to higher risk premiums, higher yields, and lower valuations.

The fund’s 30-day yield for Class A shares as of April 30, 2019, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 5.15%. The fund’s 12-month distribution rate for Class A shares as of that date was 5.79%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

2	American High-Income Trust

Investors who have maintained a long-term perspective have received attractive returns and a steady source of income from investing in the fund. As of March 31, 2019, fund shareholders who reinvested dividends earned an average annual total return of 3.49% over five years and 9.68% over 10 years.

For the same time periods, investment-grade bonds, by contrast, returned 2.74% over five years and 3.77% over 10 years, as measured by the Bloomberg Barclays U.S. Aggregate Index, which is unmanaged and has no expenses.

As always, we appreciate your continued support and long-term investment perspective.

Sincerely

David A. Daigle
President

May 10, 2019

For current information about the fund, visit americanfunds.com.

American High-Income Trust	3

Summary investment portfolio March 31, 2019	unaudited

Portfolio by type of security	Percent of net assets

Bonds, notes & other debt instruments 91.15%	Principal amount (000)	Value (000)
Corporate bonds & notes 90.90%
Communication services 14.43%
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]	$69,400	$72,870
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[1]	62,990	63,541
CCO Holdings LLC and CCO Holdings Capital Corp. 4.00%–5.88% 2023–2028[1]	125,035	125,601
CenturyLink, Inc. 6.75% 2023	60,675	63,481
Frontier Communications Corp. 10.50% 2022	131,757	101,123
Frontier Communications Corp. 11.00% 2025	185,454	123,127
Frontier Communications Corp. 8.00%–9.25% 2021–2027[1]	92,315	87,876
Gogo Inc. 12.50% 2022[1]	126,460	136,893
MDC Partners Inc. 6.50% 2024[1]	136,458	113,601
Meredith Corp. 6.875% 2026	126,769	134,058
Sprint Corp. 11.50% 2021	78,780	91,582
Sprint Corp. 6.875% 2028	75,850	73,100
Sprint Corp. 7.25%–8.75% 2021–2032	58,630	61,753
Univision Communications Inc. 5.125% 2023[1]	66,857	63,848
Other securities		1,055,758
		2,368,212

Energy 13.66%
Blackstone CQP Holdco LP 6.50% 2021[1,2]	159,710	159,710
Blackstone CQP Holdco LP 6.00% 2021[1,2]	18,400	18,400
Cheniere Energy Partners, LP 5.25% 2025	10,400	10,673
Cheniere Energy, Inc. 5.88%–7.00% 2024–2025	27,980	31,128
Sabine Pass Liquefaction, LLC 5.63% 2021–2025[3]	4,905	5,208
Teekay Corp. 8.50% 2020	104,385	105,429
Other securities		1,910,147
		2,240,695

Health care 13.36%
Bausch Health Companies Inc. 5.75% 2027[1]	8,110	8,333
Centene Corp. 4.75%–6.13% 2021–2026[1]	168,440	173,403
Endo International PLC 5.75%–6.00% 2022–2025[1,3]	131,734	114,083
Kinetic Concepts, Inc. 12.50% 2021[1]	94,530	102,565
Molina Healthcare, Inc. 5.375% 2022	109,511	114,095
Molina Healthcare, Inc. 4.875% 2025[1]	51,880	51,491
Par Pharmaceutical Companies Inc. 7.50% 2027[1]	62,725	63,744

4	American High-Income Trust

	Principal amount (000)	Value (000)
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.41% 2023 (100% PIK)[4,5,6,7,8]	$79,992	$77,140
Tenet Healthcare Corp. 6.00% 2020	98,845	102,675
Tenet Healthcare Corp. 4.38%–8.13% 2020–2027[1]	193,326	199,233
Teva Pharmaceutical Finance Co. BV 6.00% 2024	68,388	68,689
Valeant Pharmaceuticals International, Inc. 5.875% 2023[1]	78,720	79,802
Valeant Pharmaceuticals International, Inc. 6.125% 2025[1]	151,758	150,620
Valeant Pharmaceuticals International, Inc. 9.25% 2026[1]	66,700	73,157
Valeant Pharmaceuticals International, Inc. 5.63%–9.00% 2021–2027[1]	98,088	104,222
Valeant Pharmaceuticals International, Inc., Term Loan B, (3-month USD-LIBOR + 3.00%) 5.481% 2025[6,8]	8,328	8,278
Other securities		699,888
		2,191,418

Materials 11.83%
Cleveland-Cliffs Inc. 5.75% 2025	137,410	131,914
Cleveland-Cliffs Inc. 4.88% 2021–2024[1]	62,375	62,294
First Quantum Minerals Ltd. 7.50% 2025[1]	109,700	105,860
First Quantum Minerals Ltd. 6.50%–7.25% 2021–2026[1]	213,203	206,412
FXI Holdings, Inc. 7.875% 2024[1]	70,055	65,326
LSB Industries, Inc. 9.625% 2023[1]	69,610	72,408
Ryerson Inc. 11.00% 2022[1]	93,330	98,696
Other securities		1,198,389
		1,941,299

Industrials 10.80%
Associated Materials, LLC 9.00% 2024[1]	82,390	81,360
Builders FirstSource, Inc. 5.625% 2024[1]	98,633	97,523
DAE Aviation Holdings, Inc. 10.00% 2023[1]	150,175	161,438
Deck Chassis Acquisition Inc. 10.00% 2023[1]	92,560	98,229
LSC Communications, Inc. 8.75% 2023[1]	94,823	100,749
Pisces Parent LLC 8.00% 2026[1]	105,946	95,539
Standard Aero Holdings, Inc., Term Loan B, 6.25% 2022[4,6,8]	5,761	5,765
Other securities		1,132,254
		1,772,857

Consumer discretionary 9.70%
Cirsa Gaming Corp. SA 7.875% 2023[1]	95,885	99,434
Petsmart, Inc. 7.125% 2023[1]	143,774	107,830
Petsmart, Inc. 5.875% 2025[1]	153,500	129,324
Petsmart, Inc. 8.875% 2025[1]	82,085	61,769
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	77,835	77,640
Scientific Games Corp. 8.25% 2026[1]	82,095	83,942
Scientific Games Corp. 5.00%–10.00% 2020–2025[1]	98,147	100,728
Uber Technologies, Inc. 8.00% 2026[1]	63,775	68,080
Other securities		863,332
		1,592,079

Information technology 7.08%
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.851% 2025[6,8]	84,233	81,306
Camelot Finance SA 7.875% 2024[1]	110,733	117,377
Infor (US), Inc. 6.50% 2022	69,115	70,325
Infor Software 7.125% 2021[1,7]	67,151	67,578
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.986% 2024[6,8]	92,085	93,680

American High-Income Trust	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Information technology (continued)
Unisys Corp. 10.75% 2022[1]	$77,660	$85,911
Other securities		646,293
		1,162,470

Financials 3.25%
Compass Diversified Holdings 8.00% 2026[1]	62,501	65,118
HUB International Ltd. 7.00% 2026[1]	64,366	63,883
Other securities		403,843
		532,844

Utilities 2.55%
Talen Energy Corp. 9.50% 2022[1]	63,530	68,612
Other securities		349,243
		417,855

Real estate 2.41%
Howard Hughes Corp. 5.375% 2025[1]	75,685	75,685
Other securities		319,746
		395,431

Consumer staples 1.83%
Other securities		299,524

Total corporate bonds & notes		14,914,684

U.S. Treasury bonds & notes 0.24%
U.S. Treasury 0.24%
Other securities		40,034

Municipals 0.01%
Other securities		1,715

Total bonds, notes & other debt instruments (cost: $15,355,395,000)		14,956,433

Convertible bonds 0.59%
Other 0.59%
Other securities		96,531

Total convertible bonds (cost: $102,067,000)		96,531

Convertible stocks 0.31%	Shares
Other 0.31%
Other securities		51,298

Total convertible stocks (cost: $49,441,000)		51,298

Common stocks 1.03%
Communication services 0.08%
Frontier Communications Corp., Class B9	93,331	186
Other securities		12,389
		12,575

6	American High-Income Trust

		Value
	Shares	(000)
Other 0.95%
Other securities		$156,487

Total common stocks (cost: $269,949,000)		169,062

Rights & warrants 0.01%
Energy 0.01%
Other securities		1,151

Total rights & warrants (cost: $572,000)		1,151

Short-term securities 5.58%
Money market investments 5.58%
Capital Group Central Cash Fund	9,151	914,945

Total short-term securities (cost: $915,041,000)		914,945
Total investment securities 98.67% (cost: $16,692,465,000)		16,189,420
Other assets less liabilities 1.33%		218,312

Net assets 100.00%		$16,407,732

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes a security which was pledged as collateral. The total value of pledged collateral was $7,029,000, which represented 0.04% of the net assets of the fund.

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 3/31/2019 (000)	Upfront payments (000)	Unrealized depreciation at 3/31/2019 (000)
CDX.NA.HY.32	5.00%/Quarterly	6/20/2024	$69,600	$(4,626)	$(4,216)	$(410)
CDX.NA.IG.32	1.00%/Quarterly	6/20/2024	426,275	(7,570)	(7,021)	(549)
					$(11,237)	$(959)

American High-Income Trust	7

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on these holdings and related transactions during the six months ended March 31, 2019, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount
Corporate bonds & notes 0.11%
Energy 0.05%
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 8.993% 2023[6,8]	$7,958,333	—	—	$7,958,333
Health care 0.06%
Concordia International Corp., Term Loan, (3-month USD-LIBOR + 5.50%) 7.993% 2024[6,8]	$5,895,000	—	$58,950	$5,836,050
Concordia International Corp. 8.00% 2024	$5,062,000	—	—	$5,062,000
Common stocks 0.63%
Health care 0.35%
Rotech Healthcare Inc.[2,4,5,9]	1,916,276	—	—	1,916,276
Advanz Pharma Corp.[2,9,10]	2,244,779	—	—	2,244,779
Advanz Pharma Corp.[9,10]	434,451	—	—	434,451
Energy 0.28%
Ascent Resources - Utica, LLC, Class A2,4,5,9	90,532,504	—	—	90,532,504
Tribune Resources, Inc.[4,9]	6,028,136	—	—	6,028,136
White Star Petroleum Corp., Class A2,4,5,9	24,665,117	—	—	24,665,117
Rights & warrants 0.01%
Energy 0.01%
Tribune Resources, Inc., Class A, warrants, expire 2023[4,5,9]	2,032,968	—	—	2,032,968
Tribune Resources, Inc., Class B, warrants, expire 2023[4,5,9]	1,581,198	—	—	1,581,198
Tribune Resources, Inc., Class C, warrants, expire 2023[4,5,9]	1,480,250	—	—	1,480,250

	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend or interest income (000)	Value of affiliates at 3/31/2019 (000)
Corporate bonds & notes 0.11%
Energy 0.05%
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 8.993% 2023[6,8]	$—	$730	$—	$7,978
Health care 0.06%
Concordia International Corp., Term Loan, (3-month USD-LIBOR + 5.50%) 7.993% 2024[6,8]	4	(220)	248	5,531
Concordia International Corp. 8.00% 2024	—	(172)	185	4,784
				10,315

8	American High-Income Trust

	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend or interest income (000)	Value of affiliates at 3/31/2019 (000)
Common stocks 0.63%
Health care 0.35%
Rotech Healthcare Inc.[2,4,5,9]	$—	$7,665	$—	$11,498
Advanz Pharma Corp.[2,9,10]	—	(2,573)	—	39,014
Advanz Pharma Corp.[9,10]	(52,782)	51,584	—	7,551
				58,063
Energy 0.28%
Ascent Resources - Utica, LLC, Class A2,4,5,9	—	(9,053)	—	19,917
Tribune Resources, Inc.[4,9]	—	(2,110)	—	16,879
White Star Petroleum Corp., Class A2,4,5,9	—	(6,906)	—	8,633
				45,429
Rights & warrants 0.01%
Energy 0.01%
Tribune Resources, Inc., Class A, warrants, expire 2023[4,5,9]	—	(411)	—	498
Tribune Resources, Inc., Class B, warrants, expire 2023[4,5,9]	—	(269)	—	287
Tribune Resources, Inc., Class C, warrants, expire 2023[4,5,9]	—	(215)	—	208
				993
Total 0.75%	$(52,778)	$38,050	$433	$122,778

American High-Income Trust	9

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $9,032,012,000, which represented 55.05% of the net assets of the fund.
[2]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[3]	Step bond; coupon rate may change at a later date.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $266,449,000, which represented 1.62% of the net assets of the fund.
[5]	Value determined using significant unobservable inputs.
[6]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in “Other securities,” was $1,059,865,000, which represented 6.46% of the net assets of the fund.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[8]	Coupon rate may change periodically.
[9]	Security did not produce income during the last 12 months.
[10]	This security changed its name during the reporting period.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Blackstone CQP Holdco LP 6.50% 2021	3/6/2017-2/5/2018	$159,710	$159,710	.97%
Blackstone CQP Holdco LP 6.00% 2021	8/9/2017	18,400	18,400	.11
Advanz Pharma Corp.	8/31/2018	28,414	39,014	.24
Ascent Resources - Utica, LLC, Class A	4/25/2016-11/15/2016	4,340	19,917	.12
Rotech Healthcare Inc.	9/26/2013	41,128	11,498	.07
White Star Petroleum Corp., Class A	6/30/2016	16,491	8,633	.05
Other private placement securities	11/26/2014-3/19/2019	6,086	5,578	.04
Total private placement securities		$274,569	$262,750	1.60%

Key to abbreviations and symbol

LIBOR = London Interbank Offered Rate

USD/$ = U.S. dollars

See notes to financial statements

10	American High-Income Trust

Financial statements

Statement of assets and liabilities at March 31, 2019	unaudited (dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $16,514,721)	$16,066,642
Affiliated issuers (cost: $177,744)	122,778	$16,189,420
Cash		25,340
Receivables for:
Sales of investments	38,349
Sales of fund’s shares	20,405
Dividends and interest	293,846
Other	121	352,721
		16,567,481
Liabilities:
Payables for:
Purchases of investments	120,465
Repurchases of fund’s shares	26,150
Dividends on fund’s shares	3,877
Investment advisory services	3,997
Services provided by related parties	3,952
Trustees’ deferred compensation	312
Variation margin on swap contracts	918
Other	78	159,749
Net assets at March 31, 2019		$16,407,732

Net assets consist of:
Capital paid in on shares of beneficial interest		$18,463,117
Total accumulated loss		(2,055,385)
Net assets at March 31, 2019		$16,407,732

See notes to financial statements

American High-Income Trust	11

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,618,945 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$10,419,945	1,028,132	$10.13
Class C	557,151	54,974	10.13
Class T	10	1	10.13
Class F-1	481,727	47,532	10.13
Class F-2	1,317,976	130,044	10.13
Class F-3	475,430	46,911	10.13
Class 529-A	320,266	31,601	10.13
Class 529-C	59,130	5,834	10.13
Class 529-E	15,764	1,555	10.13
Class 529-T	11	1	10.13
Class 529-F-1	33,352	3,291	10.13
Class R-1	9,985	985	10.13
Class R-2	144,690	14,276	10.13
Class R-2E	7,782	768	10.13
Class R-3	170,027	16,776	10.13
Class R-4	137,287	13,546	10.13
Class R-5E	6,424	634	10.13
Class R-5	79,100	7,805	10.13
Class R-6	2,171,675	214,279	10.13

See notes to financial statements

12	American High-Income Trust

Statement of operations	unaudited
for the six months ended March 31, 2019	(dollars in thousands)

Investment income:
Income:
Interest (includes $433 from affiliates)	$552,305
Dividends	1,619	$553,924
Fees and expenses*:
Investment advisory services	23,215
Distribution services	18,965
Transfer agent services	9,316
Administrative services	1,935
Reports to shareholders	458
Registration statement and prospectus	1,005
Trustees’ compensation	62
Auditing and legal	56
Custodian	22
Other	472	55,506
Net investment income		498,418

Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	47,182
Affiliated issuers	(52,778)
Futures contracts	769
Swap contracts	10,832
Currency transactions	1	6,006
Net unrealized (depreciation) appreciation on:
Investments:
Unaffiliated issuers	(221,633)
Affiliated issuers	38,050
Futures contracts	(977)
Swap contracts	(3,317)
Currency translations	20	(187,857)
Net realized gain and unrealized depreciation		(181,851)

Net increase in net assets resulting from operations		$316,567

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements

American High-Income Trust	13

Statements of changes in net assets
(dollars in thousands)

	Six months ended March 31, 2019*	Year ended September 30, 2018
Operations:
Net investment income	$498,418	$981,323
Net realized gain (loss)	6,006	(102,216)
Net unrealized depreciation	(187,857)	(301,587)
Net increase in net assets resulting from operations	316,567	577,520

Distributions paid or accrued to shareholders	(504,513)	(953,777)

Net capital share transactions	151,366	(528,429)

Total decrease in net assets	(36,580)	(904,686)

Net assets:
Beginning of period	16,444,312	17,348,998
End of period	$16,407,732	$16,444,312

*	Unaudited.

See notes to financial statements

14	American High-Income Trust

Notes to financial statements	unaudited

1. Organization

American High-Income Trust (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide a high level of current income. Its secondary investment objective is capital appreciation.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

American High-Income Trust	15

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

16	American High-Income Trust

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

American High-Income Trust	17

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”) is valued based on the policies and procedures in CCF’s statement of additional information. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

18	American High-Income Trust

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2019 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt
instruments:
Corporate bonds & notes	$—	$14,820,593	$94,091	$14,914,684
U.S. Treasury bonds & notes	—	40,034	—	40,034
Municipals	—	1,715	—	1,715
Convertible bonds	—	96,531	—	96,531
Convertible stocks	8,042	—	43,256	51,298
Common stocks	104,782	23,940	40,340	169,062
Rights & warrants	158	—	993	1,151
Short-term securities	914,945	—	—	914,945
Total	$1,027,927	$14,982,813	$178,680	$16,189,420

American High-Income Trust	19

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on credit default swaps	$—	$(959)	$—	$(959)

[1]	Credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the year ended March 31, 2019 (dollars in thousands):

Beginning value at 10/1/2018	Transfers into Level 3[2]	Purchases	Sales	Net realized gain[3]	Unrealized depreciation[3]	Transfers out of Level 3[2]	Ending value at 3/31/2019
$190,080	$—	$5,124	$(107)	$72	$(16,226)	$(263)	$178,680
Net unrealized depreciation during the period on Level 3 investment securities held at March 31, 2019							$(16,238)

[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
[3]	Net realized gain and unrealized depreciation are included in the related amounts on investments in the statement of operations.

20	American High-Income Trust

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 3/31/2019	Valuation techniques	Unobservable input(s)	Range	Weighted Average	Impact to valuation from an increase in input*
Bonds, notes & other debt instruments	$94,091	Yield analysis	Yield to maturity risk premium	0 bps - 400 bps	328 bps	Decrease
Convertible stocks	43,256	Enterprise value	Revenue multiple	0.7x	0.7x	Increase
Common stocks	40,340	Inputs to market comparables and	Weight ascribed to market comparables	50%	N/A	N/A
		transaction price
			Weight ascribed to transaction price	50%	N/A	N/A
		Enterprise value	Revenue multiple	1.3x	1.3x	Increase
		Expected proceeds	Discount to reflect timing of receipt and amount of proceeds	50%	50%	Decrease
		Market	EBITDA multiple	4.0x	4.0x	Increase
		comparables	$ Per Boe	$7,000	$7,000	Increase
			$ Per thousand Boe per day	$30,000	$30,000	Increase
			$ Per acre	$3,000	$3,000	Increase
			Risk discounts	8%	8%	Decrease
		De minimis	N/A	N/A	N/A	N/A
Rights & warrants	993	Black-Scholes	Implied volatility	30%	30%	Increase
	$178,680

*	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

EBITDA = Earnings before income taxes, depreciation and amortization

Boe = Barrel of oil equivalent

American High-Income Trust	21

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation against the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to move out of debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

22	American High-Income Trust

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Liquidity risk — Certain fund holdings may be or become difficult or impossible to sell, particularly during times of market turmoil. Illiquidity may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and

American High-Income Trust	23

dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of March 31, 2019, the fund’s maximum exposure of unfunded bond commitments was $66,028,000, which would represent ..40% of the net assets of the fund should such commitments become due.

Short-term securities — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC and are not available to the public.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as

24	American High-Income Trust

collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. As of March 31, 2019, the fund did not have any interest rate swaps. The average month-end notional amount of interest rate swaps while held was $343,464,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The

American High-Income Trust	25

amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the CDSI, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations. The average month-end notional amount of credit default swaps while held was $568,444,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, interest rate swaps and credit default swaps as of, or for the six months ended, March 31, 2019 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Swaps	Credit	Unrealized appreciation*	$—	Unrealized depreciation*	$959

		Net realized gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$769	Net unrealized depreciation on futures contracts	$(977)
Swaps	Interest	Net realized gain on swap contracts	1,948	Net unrealized depreciation on swap contracts	(3,519)
Swaps	Credit	Net realized gain on swap contracts	8,884	Net unrealized appreciation on swap contracts	202
			$11,601		$(4,294)

*	Includes cumulative appreciation/depreciation on credit default swaps as reported in the applicable table following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

26	American High-Income Trust

Collateral — The fund participates in a collateral program due to its use of interest rate swaps and credit default swaps that calls for the fund to pledge highly liquid assets, such as cash or U.S. government securities, as collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2019, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

American High-Income Trust	27

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2018, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$22,773
Capital loss carryforward*	(1,263,424)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of March 31, 2019, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$25,664
Gross unrealized depreciation on investments	(819,394)
Net unrealized depreciation on investments	(793,730)
Cost of investments	16,993,428

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended March 31, 2019		Year ended September 30, 2018
Class A	$321,995		$632,836
Class C	15,872		33,392
Class T	—	*	—	*
Class F-1	14,273		30,320
Class F-2	40,494		62,889
Class F-3	14,327		23,744
Class 529-A	9,824		18,692
Class 529-C	1,669		3,660
Class 529-E	475		905
Class 529-T	—	*	1
Class 529-F-1	1,019		1,655
Class R-1	276		542
Class R-2	3,946		7,714
Class R-2E	208		331
Class R-3	5,028		9,950
Class R-4	4,238		8,404
Class R-5E	163		106
Class R-5	2,560		4,874
Class R-6	68,146		113,762
Total	$504,513		$953,777

*	Amount less than one thousand.

28	American High-Income Trust

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.132% on such assets in excess of $21 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $8,333,333 of the fund’s monthly gross income and decreasing to 1.50% on such income in excess of $50,000,000. For the six months ended March 31, 2019, the investment advisory services fee was $23,215,000, which was equivalent to an annualized rate of 0.292% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts

American High-Income Trust	29

billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of March 31, 2019, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. Administrative services are provided by CRMC to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement between the fund and the investment adviser provides the fund the ability to charge an administrative services fee of 0.05% of average daily net assets for all share classes. Currently Class A shares pay an annual fee of 0.01% of average daily net assets (which could be increased as noted above) and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

30	American High-Income Trust

For the six months ended March 31, 2019, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$13,658	$7,120		$511		Not applicable
Class C	2,846	401		143		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	566	334		114		Not applicable
Class F-2	Not applicable	655		308		Not applicable
Class F-3	Not applicable	17		107		Not applicable
Class 529-A	373	199		79		$104
Class 529-C	295	39		15		20
Class 529-E	38	4		4		5
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	19		8		11
Class R-1	50	7		2		Not applicable
Class R-2	533	266		36		Not applicable
Class R-2E	21	8		2		Not applicable
Class R-3	419	142		42		Not applicable
Class R-4	166	73		34		Not applicable
Class R-5E	Not applicable	4		1		Not applicable
Class R-5	Not applicable	22		19		Not applicable
Class R-6	Not applicable	6		510		Not applicable
Total class-specific expenses	$18,965	$9,316		$1,935		$140

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $62,000 in the fund’s statement of operations reflects $65,000 in current fees (either paid in cash or deferred) and a net decrease of $3,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

American High-Income Trust	31

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended March 31, 2019.

8. Committed line of credit

The fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the six months ended March 31, 2019.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended March 31, 2019

Class A	$580,712	58,169	$307,094		30,874		$(1,094,282)	(109,751)	$(206,476)	(20,708)
Class C	38,157	3,825	14,998		1,508		(103,772)	(10,416)	(50,617)	(5,083)
Class T	—	—	—		—		—	—	—	—
Class F-1	103,063	10,392	13,690		1,376		(111,409)	(11,171)	5,344	597
Class F-2	598,120	59,680	37,784		3,798		(459,228)	(46,063)	176,676	17,415
Class F-3	159,126	15,857	13,790		1,386		(130,339)	(13,002)	42,577	4,241
Class 529-A	21,999	2,206	9,771		983		(37,561)	(3,776)	(5,791)	(587)
Class 529-C	4,795	481	1,656		166		(11,155)	(1,123)	(4,704)	(476)
Class 529-E	1,134	113	471		47		(1,862)	(187)	(257)	(27)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	7,127	710	1,014		102		(3,103)	(313)	5,038	499
Class R-1	1,296	130	274		27		(2,215)	(221)	(645)	(64)
Class R-2	16,401	1,646	3,901		392		(23,685)	(2,383)	(3,383)	(345)
Class R-2E	1,702	171	207		21		(909)	(92)	1,000	100
Class R-3	20,336	2,046	4,992		502		(28,079)	(2,831)	(2,751)	(283)
Class R-4	15,215	1,524	4,222		424		(18,366)	(1,848)	1,071	100
Class R-5E	3,080	311	162		16		(306)	(30)	2,936	297
Class R-5	8,906	892	2,549		257		(15,602)	(1,560)	(4,147)	(411)
Class R-6	229,536	23,073	68,137		6,847		(102,178)	(10,185)	195,495	19,735
Total net increase (decrease)	$1,810,705	181,226	$484,712		48,726		$(2,144,051)	(214,952)	$151,366	15,000

32	American High-Income Trust

	Sales*		Reinvestments of distributions			Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended September 30, 2018

Class A	$975,121	94,672	$600,402	58,440		$(2,237,260)	(217,176)	$(661,737)	(64,064)
Class C	59,352	5,760	31,433	3,059		(219,232)	(21,294)	(128,447)	(12,475)
Class T	—	—	—	—		—	—	—	—
Class F-1	153,893	14,978	29,181	2,838		(300,048)	(29,212)	(116,974)	(11,396)
Class F-2	569,367	55,323	60,287	5,868		(554,380)	(53,758)	75,274	7,433
Class F-3	217,161	21,089	22,639	2,205		(147,758)	(14,361)	92,042	8,933
Class 529-A	71,420	6,913	18,579	1,809		(72,429)	(7,037)	17,570	1,685
Class 529-C	10,310	1,000	3,617	352		(47,218)	(4,564)	(33,291)	(3,212)
Class 529-E	2,081	203	899	87		(3,778)	(367)	(798)	(77)
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	7,040	683	1,645	160		(7,058)	(686)	1,627	157
Class R-1	2,388	233	537	52		(4,117)	(399)	(1,192)	(114)
Class R-2	32,956	3,200	7,621	742		(52,771)	(5,126)	(12,194)	(1,184)
Class R-2E	2,881	280	330	32		(1,853)	(181)	1,358	131
Class R-3	47,053	4,569	9,850	959		(67,734)	(6,580)	(10,831)	(1,052)
Class R-4	32,413	3,146	8,338	812		(58,041)	(5,636)	(17,290)	(1,678)
Class R-5E	3,456	336	105	10		(110)	(11)	3,451	335
Class R-5	22,245	2,158	4,856	473		(23,424)	(2,275)	3,677	356
Class R-6	428,678	41,550	113,590	11,060		(282,943)	(27,498)	259,325	25,112
Total net increase (decrease)	$2,637,815	256,093	$913,910	88,958		$(4,080,154)	(396,161)	$(528,429)	(51,110)

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $4,614,048,000 and $3,397,790,000, respectively, during the six months ended March 31, 2019.

American High-Income Trust	33

Financial highlights

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class A:
3/31/2019[4,5]	$10.25	$.31	$(.12)	$.19
9/30/2018	10.48	.61	(.25)	.36
9/30/2017	10.18	.60	.27	.87
9/30/2016	9.83	.61	.34	.95
9/30/2015	11.09	.64	(1.25)	(.61)
9/30/2014	11.22	.68	(.13)	.55
Class C:
3/31/2019[4,5]	10.25	.28	(.12)	.16
9/30/2018	10.48	.53	(.25)	.28
9/30/2017	10.18	.52	.27	.79
9/30/2016	9.83	.53	.34	.87
9/30/2015	11.09	.55	(1.25)	(.70)
9/30/2014	11.22	.59	(.13)	.46
Class T:
3/31/2019[4,5]	10.25	.33	(.12)	.21
9/30/2018	10.48	.63	(.25)	.38
9/30/2017[4,10]	10.40	.30	.06	.36
Class F-1:
3/31/2019[4,5]	10.25	.31	(.12)	.19
9/30/2018	10.48	.61	(.25)	.36
9/30/2017	10.18	.60	.26	.86
9/30/2016	9.83	.61	.34	.95
9/30/2015	11.09	.63	(1.25)	(.62)
9/30/2014	11.22	.68	(.13)	.55
Class F-2:
3/31/2019[4,5]	10.25	.33	(.12)	.21
9/30/2018	10.48	.64	(.25)	.39
9/30/2017	10.18	.62	.27	.89
9/30/2016	9.83	.63	.34	.97
9/30/2015	11.09	.66	(1.25)	(.59)
9/30/2014	11.22	.71	(.13)	.58
Class F-3:
3/31/2019[4,5]	10.25	.33	(.12)	.21
9/30/2018	10.48	.65	(.25)	.40
9/30/2017[4,11]	10.38	.43	.08	.51

34	American High-Income Trust

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]

$(.31)	$10.13	1.99%[6]		$10,420		.73%[7]		.73%[7]		6.23%[7]
(.59)	10.25	3.59		10,753		.69		.69		5.92
(.57)	10.48	8.73		11,666		.69		.69		5.79
(.60)	10.18	10.15		11,897		.71		.71		6.28
(.65)	9.83	(5.84)		12,033		.67		.67		5.94
(.68)	11.09	4.93		14,286		.66		.66		5.99

(.28)	10.13	1.60	[6]	557		1.50	[7]	1.50	[7]	5.46	[7]
(.51)	10.25	2.77		616		1.48		1.48		5.11
(.49)	10.48	7.87		760		1.48		1.48		5.00
(.52)	10.18	9.28		871		1.51		1.51		5.49
(.56)	9.83	(6.59)		967		1.47		1.47		5.14
(.59)	11.09	4.11		1,238		1.46		1.46		5.20

(.33)	10.13	2.11	[6,8]	—	[9]	.48	[7,8]	.48	[7,8]	6.48	[7,8]
(.61)	10.25	3.82	[8]	—	[9]	.47	[8]	.47	[8]	6.13	[8]
(.28)	10.48	3.54	[6,8]	—	[9]	.23	[6,8]	.23	[6,8]	2.84	[6,8]

(.31)	10.13	1.97	[6]	482		.76	[7]	.76	[7]	6.20	[7]
(.59)	10.25	3.54		481		.73		.73		5.86
(.56)	10.48	8.69		611		.73		.73		5.75
(.60)	10.18	10.12		643		.74		.74		6.26
(.64)	9.83	(5.87)		677		.70		.70		5.91
(.68)	11.09	4.87		927		.71		.71		5.96

(.33)	10.13	2.12	[6]	1,318		.47	[7]	.47	[7]	6.50	[7]
(.62)	10.25	3.82		1,155		.46		.46		6.15
(.59)	10.48	8.99		1,103		.46		.46		6.04
(.62)	10.18	10.41		1,171		.48		.48		6.53
(.67)	9.83	(5.64)		1,281		.45		.45		6.15
(.71)	11.09	5.15		1,322		.44		.44		6.21

(.33)	10.13	2.17	[6]	476		.37	[7]	.37	[7]	6.59	[7]
(.63)	10.25	3.93		437		.36		.36		6.26
(.41)	10.48	4.95	[6]	354		.35	[7]	.35	[7]	6.05	[7]

See end of table for footnotes.

American High-Income Trust	35

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
3/31/2019[4,5]	$10.25	$.31	$(.12)	$.19
9/30/2018	10.48	.60	(.25)	.35
9/30/2017	10.18	.59	.27	.86
9/30/2016	9.83	.60	.34	.94
9/30/2015	11.09	.63	(1.25)	(.62)
9/30/2014	11.22	.67	(.13)	.54
Class 529-C:
3/31/2019[4,5]	10.25	.27	(.12)	.15
9/30/2018	10.48	.53	(.25)	.28
9/30/2017	10.18	.51	.27	.78
9/30/2016	9.83	.53	.34	.87
9/30/2015	11.09	.55	(1.25)	(.70)
9/30/2014	11.22	.58	(.13)	.45
Class 529-E:
3/31/2019[4,5]	10.25	.30	(.12)	.18
9/30/2018	10.48	.58	(.25)	.33
9/30/2017	10.18	.57	.27	.84
9/30/2016	9.83	.58	.34	.92
9/30/2015	11.09	.61	(1.25)	(.64)
9/30/2014	11.22	.65	(.13)	.52
Class 529-T:
3/31/2019[4,5]	10.25	.32	(.12)	.20
9/30/2018	10.48	.63	(.25)	.38
9/30/2017[4,10]	10.40	.29	.07	.36
Class 529-F-1:
3/31/2019[4,5]	10.25	.32	(.12)	.20
9/30/2018	10.48	.63	(.25)	.38
9/30/2017	10.18	.62	.26	.88
9/30/2016	9.83	.62	.34	.96
9/30/2015	11.09	.65	(1.25)	(.60)
9/30/2014	11.22	.70	(.13)	.57
Class R-1:
3/31/2019[4,5]	10.25	.28	(.12)	.16
9/30/2018	10.48	.53	(.25)	.28
9/30/2017	10.18	.52	.27	.79
9/30/2016	9.83	.53	.34	.87
9/30/2015	11.09	.55	(1.25)	(.70)
9/30/2014	11.22	.59	(.13)	.46

36	American High-Income Trust

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]

$(.31)	$10.13	1.96%[6]		$320		.80%[7]		.80%[7]		6.16%[7]
(.58)	10.25	3.51		330		.77		.77		5.84
(.56)	10.48	8.66		320		.76		.76		5.72
(.59)	10.18	10.05		314		.81		.81		6.18
(.64)	9.83	(5.93)		312		.76		.76		5.84
(.67)	11.09	4.83		367		.75		.75		5.89

(.27)	10.13	1.58	[6]	59		1.53	[7]	1.53	[7]	5.43	[7]
(.51)	10.25	2.73		65		1.53		1.53		5.06
(.48)	10.48	7.83		100		1.53		1.53		4.95
(.52)	10.18	9.22		104		1.57		1.57		5.43
(.56)	9.83	(6.65)		108		1.53		1.53		5.07
(.58)	11.09	4.03		133		1.53		1.53		5.12

(.30)	10.13	1.87	[6]	16		.97	[7]	.97	[7]	5.99	[7]
(.56)	10.25	3.31		16		.96		.96		5.64
(.54)	10.48	8.44		17		.96		.96		5.52
(.57)	10.18	9.85		17		1.00		1.00		5.99
(.62)	9.83	(6.12)		17		.97		.97		5.63
(.65)	11.09	4.60		20		.98		.98		5.67

(.32)	10.13	2.09	[6,8]	—	[9]	.54	[7,8]	.54	[7,8]	6.42	[7,8]
(.61)	10.25	3.76	[8]	—	[9]	.52	[8]	.52	[8]	6.08	[8]
(.28)	10.48	3.51	[6,8]	—	[9]	.26	[6,8]	.26	[6,8]	2.81	[6,8]

(.32)	10.13	2.08	[6]	33		.56	[7]	.56	[7]	6.41	[7]
(.61)	10.25	3.75		29		.54		.54		6.07
(.58)	10.48	8.89		28		.54		.54		5.94
(.61)	10.18	10.30		24		.58		.58		6.40
(.66)	9.83	(5.71)		22		.54		.54		6.07
(.70)	11.09	5.06		25		.53		.53		6.11

(.28)	10.13	1.60	[6]	10		1.51	[7]	1.51	[7]	5.45	[7]
(.51)	10.25	2.77		11		1.48		1.48		5.12
(.49)	10.48	7.89		12		1.47		1.47		5.02
(.52)	10.18	9.29		16		1.50		1.50		5.51
(.56)	9.83	(6.58)		19		1.46		1.46		5.15
(.59)	11.09	4.11		24		1.46		1.46		5.19

See end of table for footnotes.

American High-Income Trust	37

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-2:
3/31/2019[4,5]	$10.25	$.28	$(.12)	$.16
9/30/2018	10.48	.53	(.25)	.28
9/30/2017	10.18	.52	.27	.79
9/30/2016	9.83	.53	.34	.87
9/30/2015	11.09	.55	(1.25)	(.70)
9/30/2014	11.22	.59	(.13)	.46
Class R-2E:
3/31/2019[4,5]	10.25	.29	(.12)	.17
9/30/2018	10.48	.56	(.25)	.31
9/30/2017	10.18	.55	.27	.82
9/30/2016	9.83	.57	.34	.91
9/30/2015	11.09	.63	(1.25)	(.62)
9/30/2014[4,12]	11.40	.06	(.31)	(.25)
Class R-3:
3/31/2019[4,5]	10.25	.30	(.12)	.18
9/30/2018	10.48	.58	(.25)	.33
9/30/2017	10.18	.57	.27	.84
9/30/2016	9.83	.58	.34	.92
9/30/2015	11.09	.60	(1.25)	(.65)
9/30/2014	11.22	.64	(.13)	.51
Class R-4:
3/31/2019[4,5]	10.25	.31	(.12)	.19
9/30/2018	10.48	.61	(.25)	.36
9/30/2017	10.18	.60	.27	.87
9/30/2016	9.83	.61	.34	.95
9/30/2015	11.09	.64	(1.25)	(.61)
9/30/2014	11.22	.68	(.13)	.55
Class R-5E:
3/31/2019[4,5]	10.25	.32	(.12)	.20
9/30/2018	10.48	.63	(.25)	.38
9/30/2017	10.18	.63	.27	.90
9/30/2016[4,13]	9.70	.53	.47	1.00
Class R-5:
3/31/2019[4,5]	10.25	.33	(.12)	.21
9/30/2018	10.48	.64	(.25)	.39
9/30/2017	10.18	.63	.27	.90
9/30/2016	9.83	.64	.34	.98
9/30/2015	11.09	.67	(1.25)	(.58)
9/30/2014	11.22	.71	(.13)	.58

38	American High-Income Trust

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]

$(.28)	$10.13	1.60%[6]	$145		1.49%[7]		1.49%[7]		5.47%[7]
(.51)	10.25	2.80	150		1.46		1.46		5.14
(.49)	10.48	7.90	166		1.46		1.46		5.02
(.52)	10.18	9.27	184		1.52		1.52		5.47
(.56)	9.83	(6.60)	183		1.48		1.48		5.13
(.59)	11.09	4.06	224		1.50		1.50		5.15

(.29)	10.13	1.76 [6]	8		1.19	[7]	1.19	[7]	5.78	[7]
(.54)	10.25	3.09	7		1.18		1.18		5.44
(.52)	10.48	8.22	6		1.16		1.16		5.31
(.56)	10.18	9.72	3		1.16		1.16		5.66
(.64)	9.83	(5.94)[8]	—	[9]	.79	[8]	.79	[8]	5.76	[8]
(.06)	11.09	(2.20)[6,8]	—	[9]	.04	[6,8]	.04	[6,8]	.51	[6,8]

(.30)	10.13	1.83 [6]	170		1.04	[7]	1.04	[7]	5.93	[7]
(.56)	10.25	3.26	175		1.01		1.01		5.60
(.54)	10.48	8.40	190		1.00		1.00		5.49
(.57)	10.18	9.78	195		1.06		1.06		5.95
(.61)	9.83	(6.16)	209		1.01		1.01		5.61
(.64)	11.09	4.57	256		1.01		1.01		5.65

(.31)	10.13	1.99 [6]	137		.72	[7]	.72	[7]	6.24	[7]
(.59)	10.25	3.57	138		.70		.70		5.90
(.57)	10.48	8.73	158		.69		.69		5.79
(.60)	10.18	10.13	159		.73		.73		6.29
(.65)	9.83	(5.86)	180		.69		.69		5.93
(.68)	11.09	4.90	230		.69		.69		5.96

(.32)	10.13	2.10 [6]	6		.51	[7]	.51	[7]	6.48	[7]
(.61)	10.25	3.80	3		.48		.48		6.22
(.60)	10.48	9.02	—	[9]	.59		.42		6.06
(.52)	10.18	10.70 [6]	—	[9]	.58	[7]	.57	[7]	6.37	[7]

(.33)	10.13	2.14 [6]	79		.42	[7]	.42	[7]	6.54	[7]
(.62)	10.25	3.88	84		.40		.40		6.20
(.60)	10.48	9.05	82		.40		.40		6.08
(.63)	10.18	10.47	76		.42		.42		6.61
(.68)	9.83	(5.58)	88		.39		.39		6.23
(.71)	11.09	5.21	111		.39		.39		6.30

See end of table for footnotes.

American High-Income Trust	39

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-6:
3/31/2019[4,5]	$10.25	$.33	$(.12)	$.21
9/30/2018	10.48	.65	(.25)	.40
9/30/2017	10.18	.63	.27	.90
9/30/2016	9.83	.64	.34	.98
9/30/2015	11.09	.67	(1.25)	(.58)
9/30/2014	11.22	.72	(.13)	.59

	Six months ended
	March 31,	Year ended September 30
	2019[4,5,6]	2018	2017	2016	2015	2014
Portfolio turnover rate for all share classes	22%	62%	73%	76%	49%	62%

See notes to financial statements

40	American High-Income Trust

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements	Ratio of expenses to average net assets after reimbursements[3]	Ratio of net income to average net assets[3]

$(.33)	$10.13	2.18%[6]	$2,172	.37%[7]	.37%[7]	6.60%[7]
(.63)	10.25	3.94	1,994	.35	.35	6.26
(.60)	10.48	9.10	1,776	.35	.35	6.12
(.63)	10.18	10.54	1,169	.36	.36	6.62
(.68)	9.83	(5.53)	1,046	.34	.34	6.26
(.72)	11.09	5.26	803	.34	.34	6.29

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class T and 529-T shares began investment operations on April 7, 2017.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Class R-2E shares began investment operations on August 29, 2014.
[13]	Class R-5E shares began investment operations on November 20, 2015.

American High-Income Trust	41

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (October 1, 2018, through March 31, 2019).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

42	American High-Income Trust

	Beginning account value 10/1/2018	Ending account value 3/31/2019	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,019.88	$3.68	.73%
Class A – assumed 5% return	1,000.00	1,021.29	3.68	.73
Class C – actual return	1,000.00	1,016.01	7.54	1.50
Class C – assumed 5% return	1,000.00	1,017.45	7.54	1.50
Class T – actual return	1,000.00	1,021.14	2.42	.48
Class T – assumed 5% return	1,000.00	1,022.54	2.42	.48
Class F-1 – actual return	1,000.00	1,019.74	3.83	.76
Class F-1 – assumed 5% return	1,000.00	1,021.14	3.83	.76
Class F-2 – actual return	1,000.00	1,021.20	2.37	.47
Class F-2 – assumed 5% return	1,000.00	1,022.59	2.37	.47
Class F-3 – actual return	1,000.00	1,021.69	1.86	.37
Class F-3 – assumed 5% return	1,000.00	1,023.09	1.87	.37
Class 529-A – actual return	1,000.00	1,019.56	4.03	.80
Class 529-A – assumed 5% return	1,000.00	1,020.94	4.03	.80
Class 529-C – actual return	1,000.00	1,015.84	7.69	1.53
Class 529-C – assumed 5% return	1,000.00	1,017.30	7.70	1.53
Class 529-E – actual return	1,000.00	1,018.66	4.88	.97
Class 529-E – assumed 5% return	1,000.00	1,020.09	4.89	.97
Class 529-T – actual return	1,000.00	1,020.88	2.72	.54
Class 529-T – assumed 5% return	1,000.00	1,022.24	2.72	.54
Class 529-F-1 – actual return	1,000.00	1,020.77	2.82	.56
Class 529-F-1 – assumed 5% return	1,000.00	1,022.14	2.82	.56
Class R-1 – actual return	1,000.00	1,015.96	7.59	1.51
Class R-1 – assumed 5% return	1,000.00	1,017.40	7.59	1.51
Class R-2 – actual return	1,000.00	1,016.04	7.49	1.49
Class R-2 – assumed 5% return	1,000.00	1,017.50	7.49	1.49
Class R-2E – actual return	1,000.00	1,017.56	5.99	1.19
Class R-2E – assumed 5% return	1,000.00	1,019.00	5.99	1.19
Class R-3 – actual return	1,000.00	1,018.35	5.23	1.04
Class R-3 – assumed 5% return	1,000.00	1,019.75	5.24	1.04
Class R-4 – actual return	1,000.00	1,019.92	3.63	.72
Class R-4 – assumed 5% return	1,000.00	1,021.34	3.63	.72
Class R-5E – actual return	1,000.00	1,021.01	2.57	.51
Class R-5E – assumed 5% return	1,000.00	1,022.39	2.57	.51
Class R-5 – actual return	1,000.00	1,021.45	2.12	.42
Class R-5 – assumed 5% return	1,000.00	1,022.84	2.12	.42
Class R-6 – actual return	1,000.00	1,021.75	1.86	.37
Class R-6 – assumed 5% return	1,000.00	1,023.09	1.87	.37

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

American High-Income Trust	43

Approval of Investment Advisory and Service Agreement

American High-Income Trust’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2020. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management, compliance, trading, portfolio accounting and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objectives of providing a high level of current income and, secondarily, capital appreciation. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes,

44	American High-Income Trust

over various periods through September 30, 2018. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against the Lipper High Yield Funds Average and the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index. They reviewed the results for the one year, three-year, five-year, 10-year, 20-year and lifetime periods, and placed greater emphasis on longer-term periods. They noted that the investment results of the fund were mixed compared to the results of these indexes. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and total expenses generally compared favorably to those of other similar funds included in the Lipper High Yields Funds category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018 CRMC benefitted from research obtained with commissions from portfolio transactions made on behalf of the fund and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

American High-Income Trust	45

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

46	American High-Income Trust

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American High-Income Trust	47

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48	American High-Income Trust

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American High-Income Trust	49

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50	American High-Income Trust

Results of special meeting of shareholders

Held November 28, 2018

Shares outstanding (all classes) on August 31, 2018 (record date)

1,596,101,299

Total shares voting on November 28, 2018

1,392,446,700 (87.2% of shares outstanding)

The proposal: to elect board members:

	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
William H. Baribault	1,348,312,313	96.8%	44,134,387	3.2%
James G. Ellis	1,349,485,355	96.9	42,961,345	3.1
Nariman Farvardin	1,350,506,209	97.0	41,940,491	3.0
Michael C. Gitlin	1,353,398,349	97.2	39,048,351	2.8
Mary Davis Holt	1,353,269,912	97.2	39,176,788	2.8
R. Clark Hooper	1,348,597,568	96.9	43,849,132	3.1
Merit E. Janow	1,350,773,982	97.0	41,672,718	3.0
Laurel B. Mitchell	1,354,272,427	97.3	38,174,273	2.7
Margaret Spellings	1,352,901,632	97.2	39,545,068	2.8
Alexandra Trower	1,354,029,383	97.2	38,417,317	2.8
Karl J. Zeile	1,353,240,098	97.2	39,206,602	2.8

American High-Income Trust	51

Offices of the fund and of the investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1000

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

52	American High-Income Trust

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete March 31, 2019, portfolio of American High-Income Trust’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American High-Income Trust files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT-EX. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American High-Income Trust, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2019, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Portfolio manager experience as of December 31, 2018.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2018. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results, as of December 31, 2018. Fourteen of our 15 American Funds fixed income funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2018, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American High-Income Trust®

Investment portfolio

March 31, 2019

unaudited

Bonds, notes & other debt instruments 91.15% Corporate bonds & notes 90.90% Communication services 14.43%	Principal amount (000)	Value (000)
Altice Finco SA 8.125% 20241	$17,545	$17,852
Altice France SA, Term Loan B-13, (3-month USD-LIBOR + 4.00%) 6.484% 20262,3	9,052	8,679
Altice NV 6.625% 20231	9,460	9,697
Altice NV 7.50% 20261	9,000	8,933
Altice NV, First Lien, 7.75% 20221	33,675	33,759
Altice SA 7.625% 20251	21,425	18,854
Cablevision Systems Corp. 5.125% 20211	6,850	6,876
Cablevision Systems Corp. 6.75% 2021	44,150	47,296
Cablevision Systems Corp. 5.50% 20271	2,700	2,764
CBS Outdoor Americas Inc. 5.25% 2022	3,750	3,802
CCO Holdings LLC and CCO Holdings Capital Corp. 4.00% 20231	27,375	27,417
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 20231	17,600	18,057
CCO Holdings LLC and CCO Holdings Capital Corp. 5.875% 20241	3,835	4,018
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 20251	1,600	1,656
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 20261	11,000	11,385
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 20261	69,400	72,870
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 20271	62,990	63,541
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 20281	63,625	63,068
CenturyLink, Inc. 6.75% 2023	60,675	63,481
CenturyLink, Inc. 5.625% 2025	11,550	11,203
CenturyLink, Inc. 7.65% 2042	7,825	6,906
CenturyLink, Inc., Series T, 5.80% 2022	6,000	6,158
Clear Channel Worldwide Holdings, Inc. 9.25% 20241	32,725	34,770
CSC Holdings, LLC 7.75% 20251	1,500	1,613
CSC Holdings, LLC 5.50% 20261	12,475	12,853
Cumulus Media New Holdings Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 7.00% 20222,3	49,953	49,196
DISH DBS Corp. 7.875% 2019	6,000	6,090
DISH DBS Corp. 5.125% 2020	2,000	2,018
DISH DBS Corp. 6.75% 2021	11,000	11,368
Frontier Communications Corp. 9.25% 2021	12,775	10,924
Frontier Communications Corp. 10.50% 2022	131,757	101,123
Frontier Communications Corp. 11.00% 2025	185,454	123,127
Frontier Communications Corp. 8.50% 20261	51,775	48,215
Frontier Communications Corp. 8.00% 20271	27,765	28,737
Getty Images Inc. 9.75% 20271	11,775	11,878
Getty Images Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 7.00% 20262,3	17,182	17,120
Gogo Inc. 12.50% 20221	126,460	136,893
Gray Television, Inc. 7.00% 20271	19,525	20,794
iHeartCommunications, Inc. 9.00% 20194	19,325	13,817
iHeartCommunications, Inc., Term Loan D, (3-month USD-LIBOR + 6.75%) 11.351% 20192,3,4	16,225	11,621
Inmarsat PLC 4.875% 20221	48,055	49,026
Inmarsat PLC 6.50% 20241	6,975	7,341
Intelsat Jackson Holding Co. 5.50% 2023	66,875	59,686
Intelsat Jackson Holding Co. 6.625% 20242	24,075	24,085
Intelsat Jackson Holding Co. 8.00% 20241	10,250	10,711
Intelsat Jackson Holding Co. 8.50% 20241	55,650	54,398

American High-Income Trust — Page 1 of 17

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Level 3 Communications, Inc. 5.25% 2026	$11,425	$11,425
Liberty Global PLC 5.50% 20281	9,275	9,275
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 11.52% 2020 (100% PIK)2,3,5	65,024	48,172
Live Nation Entertainment, Inc. 4.875% 20241	3,900	3,934
Live Nation Entertainment, Inc. 5.625% 20261	3,600	3,726
Match Group, Inc. 6.375% 2024	12,845	13,551
McGraw-Hill Global Education Holdings, LLC 7.875% 20241	4,950	4,028
MDC Partners Inc. 6.50% 20241	136,458	113,601
Meredith Corp. 6.875% 2026	126,769	134,058
Neptune Finco Corp. (Altice NV) 6.625% 20251	10,600	11,262
Neptune Finco Corp. (Altice NV) 10.875% 20251	2,098	2,427
Nexstar Broadcasting, Inc. 5.625% 20241	7,000	7,123
Numericable Group SA 7.375% 20261	21,300	20,927
Sirius XM Radio Inc. 3.875% 20221	24,550	24,489
Sirius XM Radio Inc. 4.625% 20231	7,475	7,596
Sprint Corp. 7.25% 2021	33,035	34,769
Sprint Corp. 11.50% 2021	78,780	91,582
Sprint Corp. 7.875% 2023	16,670	17,545
Sprint Corp. 6.875% 2028	75,850	73,100
Sprint Corp. 8.75% 2032	8,925	9,439
T-Mobile US, Inc. 4.00% 2022	7,025	7,122
T-Mobile US, Inc. 6.375% 2025	20,375	21,267
T-Mobile US, Inc. 6.50% 2026	9,775	10,459
Trilogy International Partners, LLC 8.875% 20221	36,075	35,083
Univision Communications Inc. 5.125% 20231	66,857	63,848
Univision Communications Inc. 5.125% 20251	63,394	59,353
Vodafone Group PLC 7.00% 2079 (5 year USD Swap + 4.873% on 4/4/2029)6	9,975	10,157
Warner Music Group 5.00% 20231	19,875	20,297
Warner Music Group 4.875% 20241	3,175	3,231
Warner Music Group 5.50% 20261	8,275	8,513
Wind Tre SpA 5.00% 20261	51,450	47,077
Zayo Group Holdings, Inc. 6.00% 2023	7,000	7,123
Zayo Group Holdings, Inc. 6.375% 2025	10,035	10,123
Zayo Group Holdings, Inc. 5.75% 20271	11,975	11,979
Ziggo Bond Finance BV 5.875% 20251	6,880	6,811
Ziggo Bond Finance BV 5.50% 20271	48,427	48,064
		2,368,212
Energy 13.66%
American Energy (Permian Basin) (3-month USD-LIBOR + 6.50%) 9.233% 20191,3	6,750	2,700
American Energy (Permian Basin) 7.125% 20201	54,047	21,078
American Energy (Permian Basin) 7.375% 20211	49,175	19,178
Antero Resources Corp. 5.375% 2024	21,110	21,380
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 8.993% 20232,3,7	7,958	7,978
Ascent Resources-Utica LLC 10.00% 20221	10,510	11,564
Ascent Resources-Utica LLC 7.00% 20261	27,765	26,828
Berry Petroleum Corp. 7.00% 20261	14,175	14,104
Blackstone CQP Holdco LP 6.00% 20211,8	18,400	18,400
Blackstone CQP Holdco LP 6.50% 20211,8	159,710	159,710
Blue Racer Midstream LLC and Blue Racer Finance Corp. 6.125% 20221	30,225	30,829
Bruin E&P Partners, LLC 8.875% 20231	9,660	9,249
Calfrac Well Services Ltd. 8.50% 20261	7,900	6,162
California Resources Corp., Term Loan B, (3-month USD-LIBOR + 4.75%) 7.246% 20222,3	20,525	20,217
Carrizo Oil & Gas Inc. 6.25% 2023	15,325	15,134

American High-Income Trust — Page 2 of 17

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Cheniere Energy Partners, LP 5.25% 2025	$10,400	$10,673
Cheniere Energy, Inc. 7.00% 2024	15,255	17,258
Cheniere Energy, Inc. 5.875% 2025	12,725	13,870
Chesapeake Energy Corp. (3-month USD-LIBOR + 3.25%) 6.037% 20193	18,200	18,205
Chesapeake Energy Corp. 4.875% 2022	28,871	28,582
Chesapeake Energy Corp. 5.75% 2023	3,704	3,621
Chesapeake Energy Corp. 8.00% 2025	21,200	21,730
Chesapeake Energy Corp. 8.00% 2027	16,110	15,949
Comstock Resources, Inc. 9.75% 20261	44,825	41,463
CONSOL Energy Inc. 5.875% 2022	61,809	61,964
Convey Park Energy LLC 7.50% 20251	23,535	21,939
DCP Midstream Operating LP 4.95% 2022	23,053	23,658
Denbury Resources Inc. 9.00% 20211	33,005	32,262
Denbury Resources Inc. 7.50% 20241	19,605	16,836
Diamond Offshore Drilling, Inc. 3.45% 2023	500	431
Diamond Offshore Drilling, Inc. 7.875% 2025	29,050	28,178
Diamond Offshore Drilling, Inc. 4.875% 2043	24,590	15,676
Enbridge Energy Partners, LP 7.375% 2045	12,445	17,328
Encino Acquisitions Partners LLC , Term Loan, (3-month USD-LIBOR + 6.75%) 9.249% 20252,3,9	8,775	8,512
Energy Transfer Operating, LP 7.50% 2020	5,300	5,645
Energy Transfer Operating, LP 5.875% 2024	18,500	20,266
Energy Transfer Operating, LP 5.50% 2027	5,850	6,358
Energy Transfer Partners, LP 4.75% 2026	3,400	3,556
Ensco PLC 7.75% 2026	25,425	21,579
Ensco PLC 5.75% 2044	33,070	21,413
EP Energy Corp. 8.00% 20241	6,600	3,680
EP Energy Corp. 7.75% 20261	12,785	10,484
Extraction Oil & Gas, Inc. 7.375% 20241	19,850	16,674
Extraction Oil & Gas, Inc. 5.625% 20261	31,580	24,396
Genesis Energy, LP 6.75% 2022	27,524	28,281
Genesis Energy, LP 6.50% 2025	22,140	21,642
Hi-Crush Partners LP 9.50% 20261	6,750	5,231
Indigo Natural Resources LLC 6.875% 20261	12,080	10,751
Jonah Energy LLC 7.25% 20251	54,300	29,050
Jones Energy, Inc. 9.25% 20231	15,600	8,619
Kcad Holdings I Ltd. 7.25% 20211	14,630	12,655
Kcad Holdings I Ltd. 9.625% 20231	10,580	8,900
Laredo Petroleum, Inc. 5.625% 2022	5,940	5,457
Magnolia Oil & Gas Operating LLC 6.00% 20261	4,479	4,546
Matador Resources Co. 5.875% 2026	13,175	13,208
McDermott International, Inc. 10.625% 20241	38,905	32,486
McDermott International, Term Loan B, (3-month USD-LIBOR + 5.00%) 7.499% 20252,3	32,554	31,268
Murphy Oil Corp. 6.875% 2024	7,150	7,574
Murphy Oil Corp. 5.75% 2025	25,075	25,916
Nabors Industries Inc. 5.50% 2023	11,000	10,555
Nabors Industries Inc. 5.75% 2025	11,050	9,959
Neptune Energy Group Holdings Ltd. 6.625% 20251	9,540	9,397
NGL Energy Partners LP 7.50% 2023	5,605	5,827
NGL Energy Partners LP 6.125% 2025	42,765	41,482
NGPL PipeCo LLC 4.375% 20221	1,420	1,445
NGPL PipeCo LLC 4.875% 20271	4,575	4,638
NGPL PipeCo LLC 7.768% 20371	1,990	2,398
Nine Energy Service, Inc. 8.75% 20231	8,620	8,943
Noble Corp. PLC 7.95% 20256	14,895	12,959

American High-Income Trust — Page 3 of 17

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Noble Corp. PLC 8.95% 20456	$16,865	$13,239
Oasis Petroleum Inc. 6.875% 2022	24,755	25,064
Oasis Petroleum Inc. 6.875% 2023	4,721	4,733
Oasis Petroleum Inc. 6.25% 20261	11,740	11,212
ONEOK, Inc. 7.50% 2023	9,475	10,976
Pacific Drilling SA 8.375% 20231	16,050	16,334
PDC Energy Inc. 6.125% 2024	4,950	4,962
PDC Energy Inc. 5.75% 2026	33,363	32,696
Peabody Energy Corp. 6.00% 20221	23,575	23,840
Peabody Energy Corp. 6.375% 20251	825	806
QEP Resources, Inc. 5.625% 2026	32,753	29,805
QGOG Constellation SA 9.50% 2024 (5.26% PIK)1,4,5	91,001	34,126
Range Resources Corp. 5.00% 2023	4,425	4,353
Range Resources Corp. 4.875% 2025	9,250	8,626
Sabine Pass Liquefaction, LLC 5.625% 20216	3,105	3,227
Sabine Pass Liquefaction, LLC 5.625% 2025	1,800	1,981
Sanchez Energy Corp. 7.25% 20231	25,450	20,614
Seven Generations Energy Ltd. 5.375% 20251	8,525	8,365
SM Energy Co. 6.125% 2022	9,052	9,097
SM Energy Co. 5.625% 2025	16,620	15,451
SM Energy Co. 6.75% 2026	4,120	3,971
SM Energy Co. 6.625% 2027	7,050	6,733
Southwestern Energy Co. 6.20% 20256	5,075	5,012
Southwestern Energy Co. 7.50% 2026	29,375	30,109
Southwestern Energy Co. 7.75% 2027	3,985	4,090
Sunoco LP 4.875% 2023	32,705	33,307
Sunoco LP 5.50% 2026	6,710	6,660
Sunoco LP 6.00% 20271	7,125	7,161
Tallgrass Energy Partners, LP 5.50% 20241	7,925	8,163
Tapstone Energy Inc. 9.75% 20221	18,945	13,830
Targa Resources Partners LP 6.75% 2024	1,000	1,051
Targa Resources Partners LP 5.125% 2025	1,080	1,107
Targa Resources Partners LP 6.50% 20271	14,955	16,170
Targa Resources Partners LP 6.875% 20291	12,910	14,088
Teekay Corp. 8.50% 2020	104,385	105,429
Teekay Offshore Partners LP 8.50% 20231	27,825	27,408
Transocean Guardian Ltd. 5.875% 20241	15,659	15,972
Transocean Inc. 8.375% 20216	23,725	25,089
Transocean Inc. 9.00% 20231	27,428	29,348
Transocean Inc. 7.75% 20241	8,600	9,095
Transocean Inc. 6.125% 20251	32,929	33,505
Transocean Inc. 7.25% 20251	9,175	9,095
Transocean Inc. 7.50% 20261	3,000	2,978
Transocean Poseidon Ltd. 6.875% 20271	11,625	12,119
Ultra Petroleum Corp. 11.00% 20245	53,610	31,898
USA Compression Partners, LP 6.875% 2026	7,600	7,809
USA Compression Partners, LP 6.875% 20271	19,400	19,812
Vine Oil & Gas LP 8.75% 20231	40,765	32,612
Vine Oil & Gas LP 9.75% 20231	16,025	13,301
W&T Offshore, Inc. 9.75% 20231	23,809	23,839
Weatherford International PLC 4.50% 2022	21,710	15,306
Weatherford International PLC 8.25% 2023	23,175	16,512
Weatherford International PLC 9.875% 2024	20,375	14,772
Weatherford International PLC 9.875% 2025	21,350	15,212

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Weatherford International PLC 6.50% 2036	$31,390	$17,892
Weatherford International PLC 6.75% 2040	45,695	25,932
Whiting Petroleum Corp. 6.25% 2023	6,647	6,713
Whiting Petroleum Corp. 6.625% 2026	15,580	15,346
WPX Energy Inc. 6.00% 2022	5,552	5,788
WPX Energy Inc. 5.75% 2026	6,940	7,070
		2,240,695
Health care 13.36%
Auris Luxembourg III SARL, Term Loan, (3-month USD-LIBOR + 3.75%) 6.249% 20262,3	7,250	7,236
Bausch Health Companies Inc. 5.75% 20271	8,110	8,333
Centene Corp. 5.625% 2021	15,570	15,823
Centene Corp. 4.75% 2022	58,125	59,288
Centene Corp. 6.125% 2024	25,825	27,092
Centene Corp. 4.75% 2025	36,490	37,311
Centene Corp. 5.375% 20261	32,430	33,889
Charles River Laboratories International, Inc. 5.50% 20261	7,465	7,764
Community Health Systems Inc. 6.25% 2023	9,975	9,401
Concordia International Corp. 8.00% 20247	5,062	4,784
Concordia International Corp., Term Loan, (3-month USD-LIBOR + 5.50%) 7.993% 20242,3,7	5,836	5,531
DaVita HealthCare Partners Inc. 5.125% 2024	16,840	16,672
DaVita HealthCare Partners Inc. 5.00% 2025	14,900	14,334
Eagle Holding Co. II LLC 7.625% 20221,5	10,700	10,820
Endo International PLC 5.75% 20221	47,464	45,269
Endo International PLC 6.00% 20231	42,135	32,655
Endo International PLC 5.875% 20241	21,075	20,785
Endo International PLC 6.00% 20251,6	21,060	15,374
Envision Healthcare Corp. 8.75% 20261	29,470	26,339
Envision Healthcare Corp., Term Loan, (3-month USD-LIBOR + 3.75%) 6.249% 20252,3	5,461	5,119
HCA Inc. 6.50% 2020	8,375	8,621
HCA Inc. 7.50% 2022	3,860	4,266
HCA Inc. 5.875% 2023	16,750	17,902
HCA Inc. 5.375% 2025	6,550	6,959
HCA Inc. 5.375% 2026	9,900	10,445
HCA Inc. 5.875% 2026	4,500	4,871
HCA Inc. 5.625% 2028	26,000	27,560
HCA Inc. 5.50% 2047	13,475	14,400
HealthSouth Corp. 5.75% 2024	8,675	8,816
HealthSouth Corp. 5.75% 2025	18,115	18,500
IMS Health Holdings, Inc. 5.00% 20261	32,405	33,276
inVentiv Health, Inc. 7.50% 20241	27,447	29,025
Jaguar Holding Co. 6.375% 20231	27,655	28,243
Kinetic Concepts, Inc. 7.875% 20211	29,411	30,145
Kinetic Concepts, Inc. 12.50% 20211	94,530	102,565
Mallinckrodt PLC 4.875% 20201	45,090	45,090
Mallinckrodt PLC 5.75% 20221	5,345	5,051
Mallinckrodt PLC 5.625% 20231	3,096	2,585
Molina Healthcare, Inc. 5.375% 2022	109,511	114,095
Molina Healthcare, Inc. 4.875% 20251	51,880	51,491
Multiplan, Inc. 8.50% 20221,5	6,350	6,288
Multiplan, Inc. 7.125% 20241	7,275	7,275
NVA Holdings Inc. 6.875% 20261	20,375	20,248
Owens & Minor, Inc. 3.875% 2021	30,435	24,348
Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 6.989% 20252,3	12,786	9,765

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Par Pharmaceutical Companies Inc. 7.50% 20271	$62,725	$63,744
PAREXEL International Corp. 6.375% 20251	37,214	36,377
Prestige Brands International Inc. 6.375% 20241	13,711	14,020
Quintiles Transnational Corp. 4.875% 20231	27,126	27,739
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.41% 2023 (100% PIK)2,3,5,9,10	79,992	77,140
Rotech Healthcare Inc., Term Loan A, (3-month USD-LIBOR + 3.25%) 5.752% 20232,3,9,10	16,951	16,951
Sotera Health Topco, Inc. 8.125% 20211,5	1,585	1,569
Sterigenics-Nordion Holdings, LLC 6.50% 20231	1,645	1,661
Surgery Center Holdings 10.00% 20271	8,630	8,781
Team Health Holdings, Inc. 6.375% 20251	32,913	26,865
Teleflex Inc. 4.625% 2027	7,440	7,407
Tenet Healthcare Corp. 4.75% 2020	14,010	14,238
Tenet Healthcare Corp. 6.00% 2020	98,845	102,675
Tenet Healthcare Corp. 4.375% 2021	34,620	35,395
Tenet Healthcare Corp. 4.50% 2021	27,055	27,596
Tenet Healthcare Corp. 8.125% 2022	40,385	43,600
Tenet Healthcare Corp. 6.75% 2023	9,545	9,867
Tenet Healthcare Corp. 4.625% 2024	52,461	52,789
Tenet Healthcare Corp. 5.125% 2025	3,000	3,023
Tenet Healthcare Corp. 6.25% 20271	12,250	12,725
Teva Pharmaceutical Finance Co. BV 2.20% 2021	4,000	3,816
Teva Pharmaceutical Finance Co. BV 2.80% 2023	29,757	26,577
Teva Pharmaceutical Finance Co. BV 6.00% 2024	68,388	68,689
Teva Pharmaceutical Finance Co. BV 3.15% 2026	22,985	18,815
Teva Pharmaceutical Finance Co. BV 6.75% 2028	19,035	19,222
Valeant Pharmaceuticals International, Inc. 5.625% 20211	21,103	21,109
Valeant Pharmaceuticals International, Inc. 6.50% 20221	8,125	8,420
Valeant Pharmaceuticals International, Inc. 5.875% 20231	78,720	79,802
Valeant Pharmaceuticals International, Inc. 6.125% 20251	151,758	150,620
Valeant Pharmaceuticals International, Inc. 9.00% 20251	55,500	60,498
Valeant Pharmaceuticals International, Inc. 9.25% 20261	66,700	73,157
Valeant Pharmaceuticals International, Inc. 8.50% 20271	13,360	14,195
Valeant Pharmaceuticals International, Inc., Term Loan B, (3-month USD-LIBOR + 3.00%) 5.481% 20252,3	8,328	8,278
Verscend Holding Corp 9.75% 20261	6,479	6,487
Verscend Holding Corp., Term Loan B, (3-month USD-LIBOR + 4.50%) 6.999% 20252,3	7,686	7,638
WellCare Health Plans, Inc. 5.375% 20261	4,085	4,284
		2,191,418
Materials 11.83%
AK Steel Holding Corp. 7.625% 2021	27,050	27,253
AK Steel Holding Corp. 7.50% 2023	8,060	8,304
AK Steel Holding Corp. 6.375% 2025	11,825	9,874
AK Steel Holding Corp. 7.00% 2027	3,700	3,118
ArcelorMittal 6.125% 2025	7,000	7,770
Ardagh Group SA 7.125% 20235	3,300	3,304
Ardagh Packaging Finance 6.00% 20251	48,620	48,742
Axalta Coating Systems LLC 4.875% 20241	12,250	12,327
Ball Corp. 4.375% 2020	8,175	8,318
Ball Corp. 5.00% 2022	8,925	9,282
Berry Plastics Corp. 5.50% 2022	6,800	6,928
Blue Cube Spinco Inc. (Olin Corp.) 9.75% 2023	4,820	5,374
Blue Cube Spinco Inc. (Olin Corp.) 10.00% 2025	4,260	4,895
BWAY Parent Co. Inc. 5.50% 20241	28,725	28,626

American High-Income Trust — Page 6 of 17

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
BWAY Parent Co. Inc. 7.25% 20251	$28,980	$28,056
Carlyle Group LP 8.75% 20231,5	14,995	14,658
CF Industries, Inc. 4.50% 20261	345	350
CF Industries, Inc. 4.95% 2043	20,560	17,707
CF Industries, Inc. 5.375% 2044	16,593	15,017
Chemours Co. 6.625% 2023	26,078	27,058
Chemours Co. 7.00% 2025	7,005	7,390
Cleveland-Cliffs Inc. 4.875% 2021	11,500	11,673
Cleveland-Cliffs Inc. 4.875% 20241	50,875	50,621
Cleveland-Cliffs Inc. 5.75% 2025	137,410	131,914
Consolidated Energy Finance SA 6.875% 20251	19,475	19,718
Consolidated Energy Finance SA 6.50% 20261	20,430	20,430
Constellium NV 5.875% 20261	11,675	11,493
Crown Holdings, Inc. 4.50% 2023	3,000	3,038
Crown Holdings, Inc. 7.375% 2026	2,000	2,230
CVR Partners, LP 9.25% 20231	29,600	31,117
First Quantum Minerals Ltd. 7.00% 20211	20,930	21,322
First Quantum Minerals Ltd. 7.25% 20221	34,150	34,491
First Quantum Minerals Ltd. 7.25% 20231	57,125	55,982
First Quantum Minerals Ltd. 6.50% 20241	44,998	42,467
First Quantum Minerals Ltd. 7.50% 20251	109,700	105,860
First Quantum Minerals Ltd. 6.875% 20261	56,000	52,150
Freeport-McMoRan Inc. 3.55% 2022	56,165	55,674
Freeport-McMoRan Inc. 6.875% 2023	7,950	8,457
FXI Holdings, Inc. 7.875% 20241	70,055	65,326
Greif, Inc. 6.50% 20271	6,955	7,129
H.I.G. Capital, LLC 6.75% 20241	50,043	47,291
Hexion Inc. 6.625% 2020	35,850	30,024
Hexion Inc. 10.00% 2020	20,110	16,892
Hexion Inc. 10.375% 20221	31,165	26,257
INEOS Group Holdings SA 5.625% 20241	22,325	22,381
LSB Industries, Inc. 9.625% 20231	69,610	72,408
Neon Holdings, Inc. 10.125% 20261	47,990	49,070
Nova Chemicals Corp. 4.875% 20241	23,075	22,758
Nova Chemicals Corp. 5.25% 20271	59,395	58,504
Novelis Corp. 6.25% 20241	15,940	16,339
Novelis Corp. 5.875% 20261	26,675	26,608
Olin Corp. 5.125% 2027	8,000	8,130
Olin Corp. 5.00% 2030	11,230	11,048
Owens-Illinois, Inc. 5.00% 20221	3,920	4,033
Owens-Illinois, Inc. 5.875% 20231	22,970	24,145
Owens-Illinois, Inc. 6.375% 20251	8,101	8,526
Plastipak Holdings, Inc. 6.25% 20251	4,910	4,615
Platform Specialty Products Corp. 5.875% 20251	25,020	25,204
Rayonier Advanced Materials Inc. 5.50% 20241	25,785	24,302
Reynolds Group Inc. 5.75% 2020	29,214	29,287
Reynolds Group Inc. 7.00% 20241	11,700	12,074
Ryerson Inc. 11.00% 20221	93,330	98,696
S.P.C.M. SA 4.875% 20251	14,375	14,110
Scotts Miracle-Gro Co. 5.25% 2026	5,685	5,614
Sealed Air Corp. 4.875% 20221	8,250	8,545
Sealed Air Corp. 5.25% 20231	4,410	4,597
Standard Industries Inc. 6.00% 20251	5,375	5,655
Starfruit US Holdco LLC 8.00% 20261	23,250	23,541

American High-Income Trust — Page 7 of 17

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Starfruit US Holdco LLC, Term Loan B, (3-month USD-LIBOR + 3.25%) 5.74% 20252,3	$4,245	$4,192
Summit Materials, Inc. 6.125% 2023	22,562	23,145
Summit Materials, Inc. 6.50% 20271	10,025	10,125
Teck Resources Ltd. 8.50% 20241	3,825	4,101
TPC Group Inc., 8.75% 20201	6,988	6,918
Tronox Ltd. 5.75% 20251	18,330	17,070
Tronox Ltd. 6.50% 20261	47,863	45,860
United States Steel Corp. 6.875% 2025	5,925	5,821
Venator Materials Corp. 5.75% 20251	68,348	60,317
Warrior Met Coal, Inc. 8.00% 20241	15,601	16,303
Zekelman Industries Inc. 9.875% 20231	20,035	21,350
		1,941,299
Industrials 10.80%
ACCO Brands Corp. 5.25% 20241	9,035	8,877
ADT Corp. 3.50% 2022	33,025	31,952
Advanced Disposal Services, Inc. 5.625% 20241	15,000	15,375
Allison Transmission Holdings, Inc. 5.00% 20241	42,936	42,990
Allison Transmission Holdings, Inc. 4.75% 20271	4,000	3,840
American Airlines, Inc., 5.50% 20191	21,150	21,518
ARAMARK Corp. 5.125% 2024	24,475	25,240
ARAMARK Corp. 5.00% 20281	7,470	7,458
Ashtead Group PLC 4.125% 20251	6,770	6,685
Associated Materials, LLC 9.00% 20241	82,390	81,360
Avis Budget Group, Inc. 5.50% 2023	40,555	41,011
Avolon Holdings Funding Ltd. 5.25% 20241	25,450	26,277
Beacon Roofing Supply, Inc. 4.875% 20251	42,871	40,888
Bohai Financial Investment Holding Co., Ltd. 5.25% 20221	43,725	44,923
Bohai Financial Investment Holding Co., Ltd. 4.50% 20231	10,725	10,698
Bohai Financial Investment Holding Co., Ltd. 5.125% 20231	15,000	15,300
Bohai Financial Investment Holding Co., Ltd. 5.50% 20241	4,500	4,680
Brand Energy 8.50% 20251	19,335	17,450
Brookfield WEC Holdings Inc., Term Loan, (3-month USD-LIBOR + 3.75%) 6.249% 20252,3	9,451	9,453
Brookfield WEC Holdings Inc., Term Loan, (3-month USD-LIBOR + 6.75%) 9.249% 20262,3	34,534	34,718
Builders FirstSource, Inc. 5.625% 20241	98,633	97,523
CD&R Waterworks Merger Sub, LLC 6.125% 20251	6,415	6,305
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022	586	624
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022	865	894
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 20229	460	475
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 20229	94	96
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022	1	1
Covanta Holding Corp. 5.875% 2024	15,500	15,926
Covanta Holding Corp. 5.875% 2025	7,750	7,915
DAE Aviation Holdings, Inc. 10.00% 20231	150,175	161,438
Deck Chassis Acquisition Inc. 10.00% 20231	92,560	98,229
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024	2,076	2,212
Dun & Bradstreet Corp. 6.875% 20261	38,095	39,024
Dun & Bradstreet Corp. 10.25% 20271	57,147	58,861
Dun & Bradstreet Corp., Term Loan B, (3-month USD-LIBOR + 5.00%) 7.49% 20262,3	24,730	24,555
Euramax International, Inc. 12.00% 20201	52,646	53,633
Hardwoods Acquisition Inc. 7.50% 20211	33,814	21,134
HD Supply, Inc. 5.375% 20261	8,875	9,097
HDTFS Inc. 5.875% 2020	25,000	25,025
Hertz Global Holdings Inc. 7.625% 20221	55,192	56,627

American High-Income Trust — Page 8 of 17

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
JELD-WEN Holding, Inc. 4.875% 20271	$15,875	$15,002
KAR Auction Services, Inc. 5.125% 20251	17,160	17,053
Kratos Defense & Security Solutions, Inc. 6.50% 20251	20,928	22,105
LSC Communications, Inc. 8.75% 20231	94,823	100,749
Multi-Color Corp. 4.875% 20251	44,280	45,830
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 20211	1,850	1,471
Navistar International Corp. 6.625% 20251	8,155	8,328
Navistar International Corp., Term Loan, (3-month USD-LIBOR + 4.75%) 6.00% 20242,3	5,318	5,312
Pisces Parent LLC 8.00% 20261	105,946	95,539
Pisces Parent LLC, Term Loan B, (3-month USD-LIBOR + 3.75%) 6.547% 20252,3,9	36,236	34,787
PrimeSource Building Products Inc. 9.00% 20231	39,787	39,737
R.R. Donnelley & Sons Co. 7.875% 2021	22,119	22,810
R.R. Donnelley & Sons Co. 6.50% 2023	14,075	14,462
R.R. Donnelley & Sons Co., Term Loan B, (3-month USD-LIBOR + 5.00%) 7.499% 20242,3	5,985	5,987
Rexnord Corp. 4.875% 20251	22,105	21,939
Sensata Technologies Holding BV 4.875% 20231	4,225	4,368
Sensata Technologies Holding NV 6.25% 20261	7,000	7,455
Standard Aero Holdings, Inc., Term Loan B, 6.25% 20222,3,9	5,761	5,765
TransDigm Inc. 6.25% 20261	20,475	21,294
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021	2,121	2,150
United Continental Holdings, Inc. 6.00% 2020	14,150	14,698
United Rentals, Inc. 5.75% 2024	5,000	5,156
United Rentals, Inc. 4.625% 2025	13,600	13,464
United Rentals, Inc. 5.50% 2027	5,000	5,063
United Rentals, Inc. 4.875% 2028	3,520	3,433
Virgin Australia Holdings Ltd. 8.50% 20191	39,930	40,878
Virgin Australia Holdings Ltd. 7.875% 20211	27,125	27,735
		1,772,857
Consumer discretionary 9.70%
American Axle & Manufacturing Holdings, Inc. 6.50% 2027	16,550	16,116
Boyd Gaming Corp. 6.875% 2023	1,260	1,314
Churchill Downs Inc. 4.75% 20281	13,725	13,125
Cirsa Gaming Corp. SA 7.875% 20231	95,885	99,434
CRC Escrow Issuer LLC 5.25% 20251	16,345	15,814
Fertitta Entertainment, Inc. 6.75% 20241	12,050	12,140
Fertitta Entertainment, Inc. 8.75% 20251	28,105	29,581
Goodyear Tire & Rubber Co. 5.125% 2023	5,595	5,609
Goodyear Tire & Rubber Co. 4.875% 2027	7,000	6,423
Hanesbrands Inc. 4.625% 20241	21,110	21,273
Hanesbrands Inc. 4.875% 20261	24,375	24,170
Hilton Worldwide Holdings Inc. 4.25% 2024	4,275	4,278
International Game Technology 6.50% 20251	9,100	9,509
International Game Technology 6.25% 20271	10,825	11,116
Lennar Corp. 8.375% 2021	18,725	20,317
Levi Strauss & Co. 5.00% 2025	10,750	11,126
Limited Brands, Inc. 6.625% 2021	6,750	7,121
Limited Brands, Inc. 5.25% 2028	8,295	7,403
Limited Brands, Inc. 6.875% 2035	2,810	2,441
McGraw-Hill Global Education Holdings, LLC, Term Loan B, (3-month USD-LIBOR + 4.00%) 6.499% 20222,3	15,675	14,447
Meritage Homes Corp. 5.125% 2027	13,375	13,003
Merlin Entertainment 5.75% 20261	10,390	10,741
MGM Growth Properties LLC 5.625% 2024	3,600	3,776
MGM Resorts International 7.75% 2022	16,675	18,468

American High-Income Trust — Page 9 of 17

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
MGM Resorts International 6.00% 2023	$9,190	$9,718
MGM Resorts International 5.50% 2027	12,050	12,261
Michaels Stores, Inc. 5.875% 20201	14,360	14,396
Mohegan Tribal Gaming Authority, Term Loan B, (3-month USD-LIBOR + 4.50%) 6.499% 20232,3	9,572	9,027
Neiman Marcus Group Ltd. Inc. 8.00% 20211	59,880	32,036
Neiman Marcus Group Ltd. Inc. 9.50% 2021 (100% PIK)1,5	69,901	37,048
Neiman Marcus Group Ltd. Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 5.733% 20202,3	49,771	46,360
NMG Finco PLC 5.75% 20221	33,296	31,714
Panther BF Aggregator 2, LP 6.25% 20261	15,970	16,329
Panther BF Aggregator 2, LP 8.50% 20271	25,625	25,753
Penn National Gaming, Inc. 5.625% 20271	3,750	3,656
Petsmart, Inc. 7.125% 20231	143,774	107,830
Petsmart, Inc. 5.875% 20251	153,500	129,324
Petsmart, Inc. 8.875% 20251	82,085	61,769
Petsmart, Inc., Term Loan B-2, (3-month USD-LIBOR + 3.00%) 5.49% 20222,3	48,687	43,788
Sally Holdings LLC and Sally Capital Inc. 5.50% 2023	19,845	20,006
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	77,835	77,640
Sally Holdings LLC and Sally Capital Inc., Term Loan B2, 4.50% 20242,9	3,390	3,288
Scientific Games Corp. 6.25% 2020	14,220	14,291
Scientific Games Corp. 6.625% 2021	2,295	2,329
Scientific Games Corp. 10.00% 2022	52,947	55,925
Scientific Games Corp. 5.00% 20251	28,685	28,183
Scientific Games Corp. 8.25% 20261	82,095	83,942
Service Corp. International 5.375% 2024	2,345	2,412
ServiceMaster Global Holdings, Inc. 5.125% 20241	12,000	12,075
Six Flags Entertainment Corp. 4.875% 20241	42,475	41,918
Sotheby’s 4.875% 20251	63,445	61,938
Staples Inc. 8.50% 20251	8,855	9,696
Stars Group Holdings BV, 7.00% 20261	14,125	14,761
Uber Technologies, Inc. 7.50% 20231	45,025	47,051
Uber Technologies, Inc. 8.00% 20261	63,775	68,080
William Carter Co. 5.625% 20271	11,470	11,900
Wyndham Worldwide Corp. 5.375% 20261	11,000	11,220
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 20231	27,211	26,837
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 20251	11,970	11,850
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 20271	26,075	24,706
ZF Friedrichshafen AG 4.75% 20251	2,341	2,277
		1,592,079
Information technology 7.08%
Alcatel-Lucent USA Inc. 6.45% 2029	16,200	15,916
Almonde Inc., Term Loan-B, (3-month USD-LIBOR + 3.50%) 6.101% 20242,3	3,989	3,852
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.851% 20252,3	84,233	81,306
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 9.499% 20252,3	20,365	20,613
Banff Merger Sub Inc. 9.75% 20261	14,253	13,861
Blackboard Inc., Term Loan B4, (3-month USD-LIBOR + 5.00%) 7.78% 20212,3	42,766	42,107
Camelot Finance SA 7.875% 20241	110,733	117,377
CDW Corp. 5.00% 2025	10,500	10,802
Colorado Buyer Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.86% 20252,3	8,788	8,041
CommScope Finance LLC 6.00% 20261	8,450	8,762
CommScope Finance LLC 8.25% 20271	25,475	26,494
CommScope Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 5.988% 20262,3	6,790	6,805
CommScope Technologies LLC 5.50% 20241	3,000	2,949

American High-Income Trust — Page 10 of 17

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
CommScope Technologies LLC 6.00% 20251	$4,750	$4,636
CommScope Technologies LLC 5.00% 20271	13,650	12,137
Dell Inc. 2.65% 2020	6,100	6,056
Dell Inc. 7.125% 20241	18,025	19,114
Diebold Nixdorf AG, Term Loan A, (3-month USD-LIBOR + 3.50%) 6.00% 20202,3	599	576
Diebold Nixdorf AG, Term Loan A-DD, (3-month USD-LIBOR + 2.00%) 6.495% 20202,3	316	304
Diebold Nixdorf AG, Term Loan A1, (3-month USD-LIBOR + 9.25%) 11.75% 20222,3	29,237	31,119
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 5.25% 20232,3	7,578	7,123
Diebold, Inc. 8.50% 2024	15,119	13,532
Ellucian, Inc. 9.00% 20231	7,050	7,350
Financial & Risk US Holdings, Inc. 6.25% 20261	23,080	23,455
Financial & Risk US Holdings, Inc. 8.25% 20261	26,925	26,487
Financial & Risk US Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 3.75%) 6.249% 20252,3	7,207	7,005
First Data Corp. 5.375% 20231	4,650	4,763
First Data Corp. 5.00% 20241	5,500	5,635
First Data Corp. 5.75% 20241	8,150	8,411
Genesys Telecommunications Laboratories, Inc. 10.00% 20241	56,150	61,344
Infor (US), Inc. 6.50% 2022	69,115	70,325
Infor Software 7.125% 20211,5	67,151	67,578
Informatica Corp. 7.125% 20231	14,250	14,588
Internet Brands, Inc., Term Loan, (3-month USD-LIBOR + 3.75%) 6.236% 20242,3	5,110	5,047
Internet Brands, Inc., Term Loan, (3-month USD-LIBOR + 7.50%) 9.986% 20252,3	41,290	40,774
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 3.00%) 5.736% 20232,3	11,068	10,965
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.986% 20242,3	92,085	93,680
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 6.249% 20242,3	19,596	19,584
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 8.50%) 10.999% 20252,3	8,204	8,307
Mitchell International, Inc., Term Loan B, (3-month USD-LIBOR + 7.25%) 9.749% 20252,3	10,167	9,912
Qorvo, Inc. 5.50% 20261	18,125	18,761
Solera Holdings, Inc. 10.50% 20241	11,633	12,667
SS&C Technologies Holdings Inc. 5.50% 20271	11,325	11,459
Tempo Acquisition LLC 6.75% 20251	12,125	12,277
Unisys Corp. 10.75% 20221	77,660	85,911
VeriSign, Inc. 4.625% 2023	4,600	4,675
VeriSign, Inc. 5.25% 2025	3,000	3,154
Veritas Holdings Ltd. 7.50% 20231	27,125	26,040
Veritas Holdings Ltd. 10.50% 20241	10,652	9,587
Vertafore Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.749% 20262,3	28,550	28,291
ViaSat, Inc. 5.625% 20271	10,740	10,956
		1,162,470
Financials 3.25%
Alliant Holdings Intermediate LLC 8.25% 20231	29,671	30,561
Ally Financial Inc. 3.75% 2019	7,000	7,035
Ally Financial Inc. 8.00% 2020	8,825	9,244
Ally Financial Inc. 8.00% 2031	15,000	18,525
Ally Financial Inc. 8.00% 2031	9,800	12,213
Antero Resources Corp. 5.75% 20271	14,050	14,296
CIT Group Inc. 4.125% 2021	22,435	22,772
Compass Diversified Holdings 8.00% 20261	62,501	65,118
Credit Acceptance Corp. 6.625% 20261	6,695	6,812
Credit Suisse Group AG 3.869% 2049 (USD Semi Annual 30/360 (vs. 3M LIBOR) + 4.60% on 7/17/2023)1,6	2,295	2,362
FS Energy and Power Fund 7.50% 20231	60,980	62,695
General Motors Acceptance Corp. 7.50% 2020	13,225	14,052

American High-Income Trust — Page 11 of 17

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
HUB International Ltd. 7.00% 20261	$64,366	$63,883
Hub International Ltd., Term Loan B, (3-month USD-LIBOR + 2.75%) 5.515% 20252,3	4,794	4,645
Icahn Enterprises Finance Corp. 6.25% 2022	36,825	37,869
iStar Financial Inc. 6.50% 2021	8,000	8,180
Navient Corp. 4.875% 2019	13,859	13,885
Navient Corp. 6.50% 2022	23,040	24,070
Navient Corp. 5.50% 2023	45,240	45,466
Navient Corp. 6.125% 2024	10,275	10,314
Solenis International, LP, Term Loan, (3-month USD-LIBOR + 8.50%) 11.129% 20242,3,9	11,360	10,906
Solenis International, LP, Term Loan, (3-month USD-LIBOR + 4.00%) 6.629% 20252,3	4,379	4,317
Springleaf Finance Corp. 8.25% 2020	3,500	3,767
Springleaf Finance Corp. 6.125% 2024	23,375	23,959
Starwood Property Trust, Inc. 5.00% 2021	15,435	15,898
		532,844
Utilities 2.55%
AES Corp. 4.00% 2021	15,800	16,051
AES Corp. 4.50% 2023	4,900	4,961
AES Corp. 4.875% 2023	16,540	16,809
AES Corp. 5.50% 2025	33,011	34,331
AES Corp. 6.00% 2026	20,550	21,885
AES Corp. 5.125% 2027	8,845	9,223
AmeriGas Partners, LP 5.50% 2025	4,900	4,906
AmeriGas Partners, LP 5.75% 2027	5,725	5,682
Calpine Corp. 6.00% 20221	1,775	1,802
Calpine Corp. 5.375% 2023	28,890	28,998
Calpine Corp. 5.875% 20241	23,530	24,177
Calpine Corp. 5.75% 2025	7,000	6,983
Calpine Corp. 5.25% 20261	26,025	25,992
Dynegy Finance Inc. 7.375% 2022	12,187	12,675
Dynegy Finance Inc. 7.625% 2024	14,955	15,853
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)6	17,380	18,579
Enel Società per Azioni 8.75% 20731,6	15,812	17,412
NRG Energy, Inc. 7.25% 2026	5,000	5,520
NRG Energy, Inc. 6.625% 2027	2,000	2,160
Southern California Edison Co. 4.875% 2049	6,580	6,992
Talen Energy Corp. 4.60% 2021	1,887	1,835
Talen Energy Corp. 9.50% 20221	63,530	68,612
Talen Energy Corp. 6.50% 2025	7,190	6,363
Talen Energy Corp. 10.50% 20261	44,545	46,639
TEX Operations Co. LLC, Term Loan B, (3-month USD-LIBOR + 2.00%) 4.499% 20232,3	8,482	8,401
Vistra Operations Co. LLC 5.50% 20261	4,810	5,014
		417,855
Real estate 2.41%
Communications Sales & Leasing, Inc. 6.00% 20231	3,750	3,564
Communications Sales & Leasing, Inc. 7.125% 20241	3,525	3,049
Equinix, Inc. 5.75% 2025	5,450	5,671
Equinix, Inc. 5.875% 2026	11,900	12,566
Equinix, Inc. 5.375% 2027	41,580	43,659
Five Point Holdings LLC 7.875% 20251	11,600	11,136
Gaming and Leisure Properties, Inc. 4.375% 2021	3,500	3,559
Gaming and Leisure Properties, Inc. 5.375% 2026	1,096	1,148
Howard Hughes Corp. 5.375% 20251	75,685	75,685

American High-Income Trust — Page 12 of 17

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Iron Mountain Inc. 6.00% 2023	$2,500	$2,575
Iron Mountain Inc. 5.75% 2024	53,200	53,865
Iron Mountain Inc. 4.875% 20271	26,816	25,877
Iron Mountain Inc. 5.25% 20281	28,754	28,035
iStar Inc. 6.00% 2022	7,250	7,295
Medical Properties Trust, Inc. 5.00% 2027	17,000	17,340
Realogy Corp. 5.25% 20211	6,225	6,280
Realogy Corp. 4.875% 20231	38,130	35,652
Realogy Corp. 9.375% 20271	40,885	41,958
SBA Communications Corp. 4.00% 2022	9,550	9,632
SBA Communications Corp. 4.875% 2022	6,775	6,885
		395,431
Consumer staples 1.83%
Avon Products, Inc. 7.875% 20221	15,855	16,509
B&G Foods, Inc. 4.625% 2021	11,050	11,064
B&G Foods, Inc. 5.25% 2025	57,095	54,954
Central Garden & Pet Co. 6.125% 2023	4,300	4,510
Cott Beverages Inc. 5.50% 20251	21,125	21,389
Darling Ingredients Inc. 5.375% 2022	9,250	9,423
Darling Ingredients Inc. 5.25% 20271	3,630	3,691
Energizer Holdings, Inc. 6.375% 20261	12,870	13,224
Energizer Holdings, Inc. 7.75% 20271	12,860	13,744
Energizer SpinCo Inc. 5.50% 20251	5,600	5,565
First Quality Enterprises, Inc. 5.00% 20251	16,960	16,537
First Quality Finance 4.625% 20211	8,575	8,596
Lamb Weston Holdings, Inc. 4.625% 20241	12,690	12,849
Post Holdings, Inc. 5.50% 20251	10,000	10,150
Post Holdings, Inc. 8.00% 20251	8,400	9,009
Post Holdings, Inc. 5.00% 20261	31,760	31,006
Post Holdings, Inc. 5.625% 20281	24,460	24,368
Prestige Brands International Inc. 5.375% 20211	9,714	9,823
Spectrum Brands Inc. 6.625% 2022	1,750	1,795
Spectrum Brands Inc. 6.125% 2024	4,750	4,821
Spectrum Brands Inc. 5.75% 2025	3,000	3,037
TreeHouse Foods, Inc. 4.875% 2022	2,000	2,032
TreeHouse Foods, Inc. 6.00% 20241	10,975	11,428
		299,524
Total corporate bonds & notes		14,914,684
U.S. Treasury bonds & notes 0.24% U.S. Treasury 0.24%
U.S. Treasury 3.125% 201911	40,000	40,034
Municipals 0.01% Puerto Rico 0.01%
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-B, 4.90% 2020	1,780	1,715
Total municipals		1,715
Total bonds, notes & other debt instruments (cost: $15,355,395,000)		14,956,433

American High-Income Trust — Page 13 of 17

unaudited

Convertible bonds 0.59% Communication services 0.32%	Principal amount (000)	Value (000)
DISH DBS Corp., convertible notes, 3.375% 2026	$38,195	$32,542
Gogo Inc., convertible notes, 3.75% 2020	2,192	2,137
Gogo Inc., convertible notes, 6.00% 20221	18,450	17,955
		52,634
Energy 0.11%
Chesapeake Energy Corp., convertible notes, 5.50% 2026	7,500	6,968
Weatherford International PLC, convertible notes, 5.875% 2021	6,000	4,875
Whiting Petroleum Corp., convertible notes, 1.25% 2020	5,500	5,330
		17,173
Health care 0.07%
Teva Pharmaceutical Finance Co. BV, Series C, convertible bonds, 0.25% 2026	11,910	11,040
Industrials 0.06%
Fortive Corp., convertible notes, 0.875% 20221	9,850	10,378
Information technology 0.03%
Euronet Worldwide, convertible notes, 0.75% 20491,8	4,915	5,306
Total convertible bonds (cost: $102,067,000)		96,531
Convertible stocks 0.31% Industrials 0.26%	Shares
Associated Materials, LLC, 14.00% convertible preferred 20209,10	43,400	43,256
Health care 0.04%
Danaher Corp., Series A, 4.75% cumulative convertible preferred 2022	5,424	5,711
Utilities 0.01%
American Electric Power Co., Inc. 6.125% convertible preferred 2022	45,300	2,331
Total convertible stocks (cost: $49,441,000)		51,298
Common stocks 1.03% Health care 0.35%
Advanz Pharma Corp.7,8,12	2,244,779	39,014
Advanz Pharma Corp.7,12	434,451	7,551
Rotech Healthcare Inc.7,8,9,10,12	1,916,276	11,498
		58,063
Energy 0.29%
Ascent Resources - Utica, LLC, Class A7,8,9,10,12	90,532,504	19,917
Tribune Resources, Inc.7,9,12	6,028,136	16,879
White Star Petroleum Corp., Class A7,8,9,10,12	24,665,117	8,633
Southwestern Energy Co.12	229,524	1,076
Denbury Resources Inc.12	60,000	123
Petroplus Holdings AG9,10,12	3,360,000	—13
		46,628

American High-Income Trust — Page 14 of 17

unaudited

Common stocks (continued) Industrials 0.25%	Shares	Value (000)
CEVA Logistics AG12	1,375,159	$41,362
NCI Building Systems, Inc.1,8,9,12	46,895	271
		41,633
Communication services 0.08%
Cumulus Media Inc., Class B9,12	376,995	6,790
Cumulus Media Inc., Class A12	310,239	5,587
Frontier Communications Corp.12	93,331	186
Adelphia Recovery Trust, Series Arahova9,10,12	1,773,964	7
Adelphia Recovery Trust, Series ACC-19,10,12	10,643,283	5
		12,575
Utilities 0.06%
Vistra Energy Corp.	379,690	9,883
Information technology 0.00%
Corporate Risk Holdings I, Inc.9,10,12	2,380,355	279
Corporate Risk Holdings Corp.8,9,10,12	12,035	1
		280
Total common stocks (cost: $269,949,000)		169,062
Rights & warrants 0.01% Energy 0.01%
Tribune Resources, Inc., Class A, warrants, expire 20237,9,10,12	2,032,968	498
Tribune Resources, Inc., Class B, warrants, expire 20237,9,10,12	1,581,198	287
Tribune Resources, Inc., Class C, warrants, expire 20237,9,10,12	1,480,250	208
Ultra Petroleum Corp., warrants, expire 202512	1,053,850	158
		1,151
Industrials 0.00%
Associated Materials, LLC, warrants, expire 20239,10,12	616,536	—13
Communication services 0.00%
Liberman Broadcasting, Inc., warrants, expire 20228,9,10,12	10	—13
Total rights & warrants (cost: $572,000)		1,151
Short-term securities 5.58% Money market investments 5.58%
Capital Group Central Cash Fund	9,151,280	914,945
Total short-term securities (cost: $915,041,000)		914,945
Total investment securities 98.67% (cost: $16,692,465,000)		16,189,420
Other assets less liabilities 1.33%		218,312
Net assets 100.00%		$16,407,732

American High-Income Trust — Page 15 of 17

unaudited

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 3/31/2019 (000)	Upfront payments (000)	Unrealized depreciation at 3/31/2019 (000)
CDX.NA.HY.32	5.00%/Quarterly	6/20/2024	$69,600	$(4,626)	$(4,216)	$(410)
CDX.NA.IG.32	1.00%/Quarterly	6/20/2024	426,275	(7,570)	(7,021)	(549)
					$(11,237)	$(959)

1	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $9,032,012,000, which represented 55.05% of the net assets of the fund.
2	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,059,865,000, which represented 6.46% of the net assets of the fund.
3	Coupon rate may change periodically.
4	Scheduled interest and/or principal payment was not received.
5	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
6	Step bond; coupon rate may change at a later date.
7	Represents an affiliated company as defined under the Investment Company Act of 1940.
8	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
9	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $266,449,000, which represented 1.62% of the net assets of the fund.
10	Value determined using significant unobservable inputs.
11	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $7,029,000, which represented .04% of the net assets of the fund.
12	Security did not produce income during the last 12 months.
13	Amount less than one thousand.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Blackstone CQP Holdco LP 6.50% 2021	3/6/2017-2/5/2018	$159,710	$159,710.97%
Blackstone CQP Holdco LP 6.00% 2021	8/9/2017	18,400	18,400.11
Advanz Pharma Corp.	8/31/2018	28,414	39,014.24
Ascent Resources - Utica, LLC, Class A	4/25/2016-11/15/2016	4,340	19,917.12
Rotech Healthcare Inc.	9/26/2013	41,128	11,498.07
White Star Petroleum Corp., Class A	6/30/2016	16,491	8,633.05
Euronet Worldwide, convertible notes, 0.75% 2049	3/14/2019-3/19/2019	5,096	5,306.04
NCI Building Systems, Inc.	11/16/2018	990	271.00
Corporate Risk Holdings Corp.	8/31/2015	—	1.00
Liberman Broadcasting, Inc., warrants, expire 2022	11/26/2014	—	—	.00
Total private placement securities		$274,569	$262,750	1.60%

Key to abbreviations and symbol
Auth. = Authority
LIBOR = London Interbank Offered Rate
Rev. = Revenue
USD/$ = U.S. dollars

American High-Income Trust — Page 16 of 17

unaudited

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

© 2019 Capital Group. All rights reserved.

MFGEFPX-021-0519O-S66072	American High-Income Trust — Page 17 of 17

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME TRUST

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: May 31, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: May 31, 2019

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: May 31, 2019